ARMADA FUNDS
                     SEMI-ANNUAL REPORT -- NOVEMBER 30, 2000
                                TABLE OF CONTENTS


ARMADA MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL
   MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND

TAX EXEMPT MONEYMARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

ARMADA ALSO OFFERS
   THE FOLLOWING EQUITY
   ALLOCATION, FIXED INCOME
   AND TAX FREE BOND FUNDS

CORE EQUITY FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

EQUITY INDEX FUND

INTERNATIONAL EQUITY FUND

LARGE CAP ULTRA FUND

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND

TAX MANAGED EQUITY FUND

BALANCED ALLOCATION FUND

BOND FUND

GNMA FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND
   (FORMERLY ENHANCED INCOME FUND)

TOTAL RETURN ADVANTAGE FUND

U.S. GOVERNMENT INCOME FUND

MICHIGAN MUNICIPAL BOND FUND

NATIONAL TAX EXEMPT BOND FUND

OHIO TAX EXEMPT BOND FUND

PENNSYLVANIA MUNICIPAL BOND FUND

Chairman's Message ...................................................     1
Economic and Market Overview .........................................     2
Financial Highlights .................................................     4
Statements of Net Assets .............................................    13
Statements of Operations .............................................    36
Statements of Changes in Net Assets ..................................    38
Notes to Financial Statements ........................................    41

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           NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

   National City Investment Management Company (IMC) serves as investment adviser to Armada Funds, for which it receives an investment advisory fee. Armada Funds are distributed by SEI Investments Distribution Company (SIDC), Oaks, PA 19456. SIDC is not affiliated with IMC and is not a bank. Mutual funds involve risks including possible loss of principal. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money.

   AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

-------------------------------------------------------------------------------

                                                             CHAIRMAN'S MESSAGE

DEAR SHAREHOLDERS:

   During the six months ended November 30, 2000, Armada Funds made many improvements in product offerings and services to shareholders.

   The reorganization of The Parkstone Group of Funds with Armada brought together two strong fund complexes and expanded Armada's investment offerings. With a more varied group of investments available, shareholders will find it easier to tailor a portfolio for their specific needs.

   During this six-month period, total assets of the post-reorganization fund complex have remained stable at approximately $16.0 billion. Money market fund assets have grown by 8%, to a total of $8.47 billion, since May 31, 2000. Meanwhile assets in equity, allocation, fixed income and tax free bond funds have declined by approximately 7%. We attribute these shifts in assets in part to market conditions.

ELECTRONIC INNOVATIONS

   Armada's online capabilities have continued to evolve since the website's introduction in February 1999. We have added a new Retirement Planning section to WWW.ARMADAFUNDS.COM. This section highlights the many individual and small business retirement options and includes tools to help determine asset allocation, plan for retirement and compare traditional IRAs to Roth IRAs.

   Additionally, some shareholders now can opt to receive shareholder reports and prospectuses via electronic delivery rather than paper copies. Watch your mail for further information regarding the availability of this service.

LOOKING FORWARD...

   As part of the competitive mutual fund industry, we are always assessing the investment options and services available to our shareholders. In 2001, you can expect to hear about additional enhancements to the Armada Funds family. We welcome your suggestions for improvements.

   We wish you and your family health and prosperity in the year ahead, and thank you for your continued support. If you have any questions regarding the funds, please contact your financial advisor, an Investor Services Representative at 1-800-622-FUND (3863) or visit our Web site.

Sincerely,

/s/signature omitted

Robert D. Neary
Chairman

[Armada Logo Omitted]

ECONOMIC AND MARKET OVERVIEW

DEAR INVESTOR:

   The U.S. economic expansion continued its unprecedented march over the past six months, although the economy's rate of growth has certainly slowed from the torrid pace we witnessed as recently as in the first quarter of 2000. Gross domestic product (GDP) growth dropped to 5.3 percent annualized during the second quarter and finished the third quarter at only 2.4 percent annualized. In fact, as the reporting period came to a close, nearly all of the leading economic indicators were markedly off the highs we witnessed at the peak of this 10-year expansion.

   Still, National City Investment Management Company, investment adviser to Armada Funds, does not yet view these events as serious cause for concern. A series of interest rate hikes combined with rising energy prices and a correction in the equity markets have cooled the economy from unsustainably high and potentially inflationary levels. The drop in stock prices has also served to stem the wealth effect that contributed to the Fed's vigilance.

   We anticipate GDP growth to continue at a 2 to 21/2 percent clip, a range that would have been considered more than satisfactory before the current expansion began. Admittedly, unemployment rose 0.1 percent in November--but from levels that were so low that such an increase could hardly be taken as a sign of impending recession. To ensure a soft landing, the Fed already lowered short-term interest rates by 50 basis points shortly after the close of the calendar year.

   The White House was certainly on everyone's mind as the reporting period came to a close. Finally, in December the Supreme Court cleared George W. Bush's path to the Oval Office. What is a Republican administration likely to mean for the U.S. economy? Surprisingly little in the near term, we think. With no clear mandate from the electorate and an evenly divided Congress, President-Elect Bush might have a difficult time getting his proposed massive tax cut and any other ambitious plans through Congress. However, over the long run we have the potential to see important gains in the nation's free trade policies and a significantly more relaxed regulatory environment than a Democratic administration would have permitted.

VALUE STRIKES BACK

   Looking at the U.S. equity markets, the S&P 500 Composite Index, a leading large cap indicator, fell 6.9 percent since June 1, while the Russell 2000 small cap benchmark dropped 5 percent during the same period. These numbers belie the fact that growth-oriented equities, particularly technology and telecom stocks, accounted for most of the market's decline. Boasting the loftiest valuations and seemingly brightest earnings outlooks, these sectors were punished most severely for a string of downward earnings revisions. For evidence, look no further than the 48.5 percent drop in the technology-heavy Nasdaq Stock Market from its March 10 high. Among Internet stocks, the decline in available capital and increased cost of credit have helped produce a long-overdue shakeout. Some 130 public dot-com companies have folded since January 1, 2000.

   As we've forecasted, many value sectors actually performed strongly during this period as investors sought shelter in long-ignored "old economy" stocks. Stock prices in the utilities sector soared 17 percent, transportation climbed 20 percent, and financial services increased 8.4 percent. As a result, the S&P 500 BARRA Value Index finished the six-month period up 1 percent and the Russell 2000 Value Index climbed 7.8 percent.

   Despite their recent gains, we believe that value stocks will continue to outperform their growth counterparts. Frankly, profit expectations in many value sectors have been so low relative to their growth counterparts that they are unlikely to disappoint investors. As for the technology and telecom sectors, they still offer tremendous long-term growth potential. We can only hope, however, that chastened tech investors will eschew speculation in the future and place greater emphasis on valuation, quality of management, and sound business models.

CREDIT RISK ROILS CORPORATE DEBT MARKETS

   The performance of the equity markets seems almost glowing compared to the events playing out in the corporate bond market. Although the Lehman U.S. Aggregate Index, a leading fixed income benchmark, has increased a healthy 9.6 percent from January 1 through November 30, corporate bonds underperformed Treasuries of a roughly equal duration by more than 400 basis points during that time.

   Treasury prices, to be sure, have benefited from the Federal government's plans to buy back some $30 billion of debt. Treasury securities across the yield curve are likely to increase in value as the buyback pro- gresses. However, the explosive growth of corporate debt and the attendant rise in credit risk among corporate securities has helped punish prices in the non- government, or "spread," sectors. Today, a number of well-known corporate issuers are in legitimate danger of default.

   Mortgage backed and asset backed securities have held up much better, and we believe that both are safer places for any credit risk exposure. Although short-term prospects remain gloomy on the corporate side, we do believe that the corporate bond market has priced in a hard landing and that value can be found in selected issues over the long term.

THE EURO: POISED FOR RESURGENCE

   The rest of the globe has more or less taken its cues from the U.S. economy. In Europe, the EMU countries are enjoying good relative GDP growth, although they are still trailing the U.S. for the reporting period. The worldwide increase in energy and raw material prices has exacted a greater toll on Europe than on the United States because of the former's greater reliance on a manufacturing base. With worldwide energy prices denominated in dollars, Europe has also had to contend with the 30 percent decline in the value of the euro since its January 1999 introduction. These developments have combined to lift the euro zone's core inflation rate and forced the European Central bank to raise interest rates.

   Since January 1, 2000, virtually all of the euro zone's equity markets have declined slightly or made only incremental gains in local terms. Still, they have performed somewhat better than those of the United States. While the S&P dropped 9.6 percent since the beginning of 2000, France's CAC-40 gained 0.98 percent and Germany's Xetra DAX lost 8.4 percent.

   Despite their current challenges, we remain very constructive on prospects for euro zone countries. They are liberalizing markets and cutting taxes, and we believe that the euro is poised for a significant recovery. Energy prices have also begun to decline from the highs they reached during the past year, and an emerging shareholder culture should help drive equity markets higher.

   Furthermore, overshadowed by the euro's drop is the vast liquidity this single currency has injected into European bond markets. The euro has made it easier for more companies to borrow money for expansion and acquisitions, and it has reduced their dependence on banks. A article published on November 6 noted that "the market for euro-denominated bonds issued by nonfinancial corporations grew 25 percent through the end of August."

JAPAN: NO RELIEF IN SIGHT

   Our outlook for Japan is far less sanguine. Although we've witnessed the very beginnings of U.S.-style corporate restructurings, the country's banking system is still desperately in need of massive reform and its national debt is ballooning rapidly. In fact, Japan's debt as a percentage of national economic output, at 114 percent, is now the world's largest. By comparison, the U.S. debt has been declining steadily over the past seven years and fell to just 60 percent of output in 2000. Not surprisingly, the Nikkei Index has lost 22.2 percent of its value since January 1, 2000. Further adding to Japan's troubles, Moody's Investors Service lowered the country's credit rating in September. Japan's situation is unlikely to improve in the near-term. Until the pace of reform quickens and Japanese consumers increase spending on a meaningful basis, we think that the country's economy will remain firmly in the doldrums.

   After experiencing a V-shaped recovery through the first half of 2000, economic growth in Hong Kong, Singapore, Taiwan, and South Korea has slowed. With their economies so reliant on sales of semiconductors and other components, these countries are suffering from the softening global demand for computers. With few natural resources of their own, high energy prices have also had a negative impact. In many cases, their equity markets have returned to levels not seen since 1998. Since January 1, 2000, Hong Kong's Hang Seng Index declined
15.8 percent and Singapore's Straits Times Index dropped 19.3 percent in local terms. Still, we have reason to be optimistic about the region's prospects. A Fed rate cut should help reignite global growth, and Hong Kong further stands to benefit as the gateway to China, one of the world's fastest-growing economies.

Sincerely,



/s/signature omitted

Donald L. Ross

President and Chief Investment Officer
National City Investment Management Company

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                FOR THE SIX MONTHS
                                      ENDED
                                NOVEMBER 30, 2000                                FOR THE YEAR ENDED MAY 31,
                                    (UNAUDITED)            2000                  1999                   1998
                                ------------------   -----------------     -----------------     -----------------
                                 CLASS I   CLASS A   CLASS I   CLASS A     CLASS I   CLASS A     CLASS I   CLASS A
                                 -------   -------   -------   -------     -------   -------     -------   -------
Net asset value, beginning
  of period                       $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00    $ 1.00      $ 1.00    $ 1.00
                                  ------    ------    ------    ------      ------    ------      ------    ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income            0.03      0.03      0.05      0.05        0.05      0.05        0.05      0.05
LESS DISTRIBUTIONS
   Dividends from net
     investment income             (0.03)    (0.03)    (0.05)    (0.05)      (0.05)    (0.05)      (0.05)    (0.05)
                                  ------    ------    ------    ------      ------    ------      ------    ------
   Net asset value, end of
     period                       $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00    $ 1.00      $ 1.00    $ 1.00
                                  ======    ======    ======    ======      ======    ======      ======    ======
TOTAL RETURN                        3.14%2    3.06%2    5.30%     5.14%       4.86%     4.70%       5.30%     5.17%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)               $1,207,565  $616,381  $947,831  $521,688  $1,094,979  $565,095  $1,137,078  $247,281
   Ratio of expenses to
     average net assets             0.39%1    0.54%1    0.39%     0.54%       0.42%     0.57%       0.40%     0.52%
   Ratio of net investment
     income to average net
     assets                         6.19%1    6.04%1    5.14%     4.99%       4.76%     4.61%       5.17%     5.05%

   Ratio of expenses to
     average net assets
     before fee waivers             0.54%1    0.69%1    0.55%     0.70%       0.52%     0.67%       0.50%     0.62%
   Ratio of net investment
     income to average net assets
     before fee waivers             6.04%1    5.89%1    4.98%     4.83%       4.66%     4.51%       5.07%     4.95%


      FOR THE YEAR ENDED MAY 31,
        1997             1996
   -----------------  -----------------
  CLASS I   CLASS A   CLASS I   CLASS A
  -------   -------   -------   -------

   $ 1.00    $ 1.00    $ 1.00    $ 1.00
   ------    ------    ------    ------


     0.05      0.05      0.05      0.05


    (0.05)    (0.05)    (0.05)    (0.05)
   ------    ------    ------    ------

   $ 1.00    $ 1.00    $ 1.00    $ 1.00
   ======    ======    ======    ======
     5.15%     5.04%     5.41%     5.31%


 $811,662  $159,129  $741,894  $131,194

     0.36%     0.47%     0.36%     0.46%


     5.03%     4.93%     5.27%     5.13%



     0.46%     0.57%     0.47%     0.57%


     4.93%     4.83%     5.16%     5.02%

1 ANNUALIZED.

2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
                                                          See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   FOR THE SIX MONTHS ENDED
                                                      NOVEMBER 30, 2000                              FOR THE YEAR ENDED
                                                         (UNAUDITED)                                    MAY 31, 2000
                                      ------------------------------------------------       ------------------------------------
                                        CLASS I      CLASS A     CLASS B      CLASS C2        CLASS I      CLASS A       CLASS B
                                      ----------   ----------   ----------   ----------      ----------   ----------   ----------
Net asset value,
   beginning of period                $     1.00   $     1.00     $ 1.00        $ 1.00       $     1.00   $     1.00      $  1.00
                                      ----------   ----------     ------        ------       ----------   ----------      -------
INCOME FROM INVESTMENT
   OPERATIONS

   Net investment income                    0.03         0.03      0.03           0.00             0.05         0.05         0.04
LESS DISTRIBUTIONS

   Dividends from net

     investment income                     (0.03)       (0.03)     (0.03)        (0.00)           (0.05)       (0.05)       (0.04)
                                      ----------   ----------     ------        ------       ----------   ----------      -------
Net asset value,
   end of period                      $     1.00   $     1.00     $ 1.00        $ 1.00       $     1.00   $     1.00      $  1.00
                                      ==========   ==========     ======        ======       ==========   ==========      =======
TOTAL RETURN                                3.19%3       3.11%3    2.70%3         0.21%3           5.41%        5.25%        4.50%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $3,115,849   $1,850,418     $  616           --4       $2,342,230   $1,717,661      $   249
   Ratio of expenses to
     average net assets                     0.39%1       0.54%1     1.35%1        1.35%1           0.40%        0.55%        1.26%
   Ratio of net investment
     income to average
     net assets                             6.30%1       6.15%1     5.36%1        5.36%1           5.29%        5.14%        4.43%
   Ratio of expenses to
     average net assets
     before fee waivers                     0.54%1       0.69%1     1.45%1        1.45%1           0.56%        0.71%        1.36%
   Ratio of net investment
     income to average
     net assets before
     fee waivers                            6.15%1       6.00%1     5.26%1        5.26%1           5.13%        4.98%        4.33%

1 ANNUALIZED.
2 CLASS C COMMENCED OPERATIONS NOVEMBER 15, 2000.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 THIS AMOUNT DOES NOT ROUND TO $1,000.

                                                          See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                FOR THE YEAR ENDED MAY 31,
                         -----------------------------------------------------------------------------------------------------------
                                      1999                             1998                       1997                 1996
                         -------------------------------  ------------------------------ --------------------  -------------------
                           CLASS I    CLASS A    CLASS B    CLASS I    CLASS A  CLASS B2   CLASS I    CLASS A    CLASS I   CLASS A
                         ---------- ----------   -------  ---------- ---------  -------- ----------  --------  ----------  --------
Net asset value,
   beginning of
   period               $     1.00  $     1.00   $ 1.00   $     1.00  $   1.00   $ 1.00  $     1.00  $   1.00  $     1.00  $  1.00
                        ----------  ----------   ------   ----------  --------   ------  ----------  --------  ----------  --------
INCOME FROM INVESTMENT

   OPERATIONS

   Net investment

     income                   0.05        0.05     0.04        0.05       0.05     0.05         0.05     0.05       0.05       0.05
LESS DISTRIBUTIONS

   Dividends from

     net investment          (0.05)      (0.05)   (0.04)      (0.05)     (0.05)   (0.05)      (0.05)    (0.05)      (0.05)    (0.05)
                        ----------  ----------   ------   ----------  --------   ------  ----------  --------  ----------  --------
   Net asset value,
     end of period      $     1.00  $     1.00   $ 1.00   $    1.00   $   1.00   $ 1.00  $     1.00  $   1.00  $     1.00  $   1.00
                        ==========  ==========   ======   ==========  ========   ======  ==========  ========  ==========  ========
TOTAL RETURN                  4.96%       4.82%    4.21%        5.39%     5.26%    5.04%1      5.19%     5.09%       5.45%     5.35%
RATIOS/SUPPLEMENTAL DATA
   Net assets,
     end of period
     (in 000's)         $2,133,839  $1,360,644   $   27   $1,911,689  $696,893   $    5  $1,943,021  $346,172  $1,344,414  $343,087
   Ratio of expenses
     to average
     net assets               0.42%       0.56%    1.27%        0.38%     0.51%    1.22%1      0.37%     0.47%       0.37%     0.47%
   Ratio of net
     investment
     income to
     average
     net assets               4.82%       4.68%    3.97%        5.27%     5.14%    4.39%1      5.07%     4.97%       5.30%     5.18%
   Ratio of expenses
     to average
     net assets
     before fee
     waivers                  0.52%       0.66%    1.37%        0.48%     0.61%    1.27%1      0.47%     0.57%       0.48%     0.58%
   Ratio of net
     investment
     income to
     average
     net assets
     before
     fee waivers              4.72%       4.58%    3.87%        5.17%     5.08%    4.31%1       4.97%    4.87%       5.19%     5.07%

1 ANNUALIZED.

2 CLASS B COMMENCED OPERATIONS JANUARY 5, 1998.

                                                          See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS
                                        ARMADA OHIO MUNICIPAL MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               FOR THE SIX MONTHS
                                                      ENDED               FOR THE YEAR          FOR THE PERIOD
                                                NOVEMBER 30, 2000             ENDED                  ENDED
                                                  (UNAUDITED)             MAY 31, 2000           MAY 31, 1999
                                               -------------------    -------------------     --------------------
                                                CLASS I    CLASS A     CLASS I    CLASS A     CLASS I2   CLASS A2
                                               --------    -------    --------    -------     --------   ---------
Net asset value, beginning of period           $   1.00    $  1.00    $   1.00    $  1.00     $  1.00     $  1.00
                                               --------    -------    --------    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                            0.02       0.02        0.03       0.03        0.02        0.02
LESS DISTRIBUTIONS

  Dividends from net investment income            (0.02)     (0.02)      (0.03)     (0.03)      (0.02)      (0.02)
                                               --------    -------    --------    -------     -------     -------

Net asset value, end of period                 $   1.00    $  1.00    $   1.00    $  1.00     $  1.00     $  1.00
                                               ========    =======    ========    =======     =======     =======
TOTAL RETURN                                       1.98%3     1.91%3      3.28%      3.13%       2.01%3      1.50%3
RATIOS/SUPPLEMENTAL DATA

   Net assets, end of period (in 000's)        $157,025    $40,772    $129,475    $29,458     $99,342     $11,019
   Ratio of expenses to average net assets         0.32%1     0.47%1      0.35%      0.50%       0.35%1      0.50%1
   Ratio of net investment income to
     average net assets                            3.92%1     3.77%1      3.26%      3.11%       2.77%1      2.62%1

   Ratio of expenses to average net
     assets before fee waivers                     0.58%1     0.73%1      0.61%      0.76%       0.55%1      0.70%1
   Ratio of net investment income to
     average net assets before fee
     waivers                                       3.66%1     3.51%1      3.00%      2.85%       2.57%1      2.42%1


1 ANNUALIZED.
2 CLASS I AND CLASS A COMMENCED OPERATIONS ON SEPTEMBER 15, 1998 AND NOVEMBER 2,
  1998, RESPECTIVELY.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

                                                          See Accompanying Notes

FINANCIAL HIGHLIGHTS

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                FOR THE SIX MONTHS
                                      ENDED
                                NOVEMBER 30, 2000                   FOR THE YEAR ENDED MAY 31,
                                    (UNAUDITED)            2000                  1999                  1998              1997
                                ------------------   -----------------     -----------------   -----------------  -----------------
                                 CLASS I   CLASS A   CLASS I    CLASS A     CLASS I  CLASS A   CLASS I   CLASS A  CLASS I4 CLASS A2
                                 -------   -------   -------    -------    -------   -------   -------   -------  -------  --------
Net asset value, beginning
  of period                       $ 1.00    $ 1.00    $ 1.00    $  1.00    $  1.00   $  1.00   $  1.00   $  1.00  $  1.00  $  1.00
                                  ------    ------    ------    -------    ------    -------   -------   ------- -------   -------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income            0.02      0.02      0.03       0.03       0.03      0.03      0.03      0.02     0.00     0.00
LESS DISTRIBUTIONS
   Dividends from net
     investment income             (0.02)    (0.02)    (0.03)     (0.03)     (0.03)    (0.03)    (0.03)    (0.03)   (0.03)   (0.02)
                                  ------    ------    ------    -------    -------   -------   -------   -------  -------  -------
   Net asset value, end of
     period                       $ 1.00    $ 1.00    $ 1.00    $  1.00    $  1.00   $  1.00   $  1.00   $  1.00  $  1.00  $  1.00
                                  ======    ======    ======    =======    =======   =======   =======   =======  =======  =======

TOTAL RETURN                        1.96%3    1.89%3    3.31%      3.15%       2.92%    2.76%     3.41%     3.29%    3.26%    3.18%1
RATIOS/
   SUPPLEMENTAL
   DATA
   Net assets,
   end of period
     (in 000's)                 $114,922   $56,853   $94,299    $57,941    $77,214   $53,822   $73,264   $33,375  $60,876  $  20,830
   Ratio of
     expenses to
     average net
     assets                         0.33%1    0.48%1    0.33%      0.48%      0.34%     0.49%     0.34%     0.46%    0.41%    0.46%1
   Ratio of net
     investment
     income to
     average
     net assets                     3.85%1    3.70%1    3.26%      3.11%      2.82%     2.67%     3.35%     3.23%    3.20%    3.27%1
   Ratio of
     expenses to
     average net
     assets
     before fee
     waivers                        0.64%1    0.79%1    0.64%      0.79%      0.59%     0.74%     0.58%     0.71%    0.74%    0.71%1
   Ratio of net
     investment
     income to
     average
     net assets
     before fee
     waivers                        3.54%1    3.39%1    2.95%      2.80%      2.57%     2.42%     3.11%     2.98%    2.87%    3.02%1



    For the        For the
 Period Ended    Period Ended
 MAY 31, 1996(4)  APRIL 30, 1996(4)
--------------   ---------------
  $  1.00         $   1.00
  -------         --------







     0.00             0.03







    (0.00)           (0.03)
  -------         --------


  $  1.00         $   1.00
  =======         ========

     0.28%3           3.36%





  $68,742         $ 70,422



     0.55%1           0.55%




     3.24%1           3.29%





     0.97%1           0.96%






     2.82%1           2.88%



1 ANNUALIZED.
2 CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
3 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 4 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND
  THROUGH SEPTEMBER 6, 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.

                                                         See Accompanying Notes

                                                          FINANCIAL HIGHLIGHTS
                                           ARMADA TAX EXEMPT MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                       FOR THE SIX MONTHS                               FOR THE YEAR ENDED MAY 31,
                     ENDED NOVEMBER 30, 2000 ------------------------------------------------------------------------------------
                           (UNAUDITED)             2000              1999                1998             1997           1996
                     ------------------------------------------------------------------------------------------------------------
                      CLASS I  CLASS A    CLASS I  CLASS A  CLASS I     CLASS A  CLASS I   CLASS A  CLASS I CLASS A  CLASS I CLASS A
                      -------  -------    -------  -------  -------     -------  -------   -------  ------- -------  ------- -------
Net asset value,
   beginning
   of period            $ 1.00    $ 1.00     $1.00   $ 1.00   $ 1.00      $ 1.00   $ 1.00    $1.00  $ 1.00  $ 1.00    $ 1.00 $ 1.00
                        ------    ------     -----   ------   ------      ------   ------    -----  ------  ------    ------ ------
INCOME FROM INVESTMENT
   OPERATIONS
  Net investment income   0.02     0.02       0.03     0.03     0.03        0.03     0.03     0.03    0.03    0.03      0.03   0.03
LESS DISTRIBUTIONS

  Dividends from net

   investment income..   (0.02)   (0.02)     (0.03)   (0.03)   (0.03)      (0.03)   (0.03)   (0.03)  (0.03)  (0.03)    (0.03) (0.03)
                        ------    ------     -----   ------   ------      ------   ------    -----  ------  ------    ------  -----
Net asset value, end
   of period            $ 1.00    $1.00      $1.00   $ 1.00   $ 1.00       $1.00   $ 1.00    $1.00  $ 1.00  $ 1.00     $1.00  $1.00
                        ======    ======     =====   ======   ======       =====   ======    =====  ======  ======     =====  =====
TOTAL RETURN              1.98%2   1.91%2     3.30%    3.14%    3.00%       2.85%    3.40%    3.27%   3.23%   3.12%     3.40%  3.29%
RATIOS/SUPPLEMENTAL
   DATA
   Net assets,
     end of period
     (in 000's)        $488,563 $254,288  $327,185  $219,568$434,178    $190,469 $ 418,953 $132,548$370,679 $71,917 $261,808 $85,928
   Ratio of expenses
     to average
     net assets          0.30%1   0.45%1      0.32%    0.47%   0.30%       0.44%    0.30%    0.42%    0.29%   0.39%     0.30%  0.40%
   Ratio of net investment
     income to average
     net assets          3.94%1   3.79%1      3.24%    3.09%   2.92%       2.78%    3.32%    3.20%    3.18%   3.08%     3.33%  3.23%
   Ratio of expenses to
     average net assets
     before fee waivers  0.55%1   0.70%1      0.58%    0.73%   0.50%       0.64%    0.50%    0.62%    0.49%   0.59%     0.51%  0.61%
   Ratio of net investment
     income to average net
     assets before fee
     waivers             3.69%1   3.54%1      2.98%    2.83%   2.72%       2.58%    3.12%    3.00%    2.98%   2.88%     3.12%  3.02%

1 ANNUALIZED.

2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.




                                                          See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                   FOR THE SIX MONTHS                             FOR THE YEAR ENDED MAY 31,
                 ENDED NOVEMBER 30, 2000 ------------------------------------------------------------------------------------------
                        (UNAUDITED)             2000              1999              1998             1997             1996
                 ----------------------- -----------------  --------  -------   ---------------  ---------------- -----------------
                      CLASS I   CLASS A    CLASS I CLASS A  CLASS I   CLASS A   CLASS I  CLASS A CLASS I CLASS A  CLASS I   CLASS A
                      ------------------  ----------------  --------  -------   -------  ------- ---------------- -------   -------
Net asset value,
  beginning
  of period           $   1.00  $  1.00  $   1.00  $  1.00  $   1.00  $  1.00  $   1.00  $ 1.00  $   1.00  $ 1.00 $   1.00 $  1.00
                      --------  -------  --------  -------  --------  -------  --------  ------  -------   ------ -------- -------
INCOME FROM INVESTMENT
   OPERATIONS

  Net investment income   0.03     0.03      0.05     0.04      0.04     0.04      0.05    0.05      0.05    0.05     0.05    0.05

LESS DISTRIBUTIONS
  Dividends from net
   investment income     (0.03)   (0.03)    (0.05)   (0.04)    (0.04)   (0.04)    (0.05)  (0.05)    (0.05)  (0.05)   (0.05)  (0.05)
                      --------  -------  --------  -------  --------  -------  --------  ------  -------   ------ --------  -------
Net asset value, end
   of period          $   1.00  $  1.00  $   1.00  $  1.00  $   1.00  $  1.00  $   1.00  $ 1.00  $   1.00  $ 1.00 $   1.00$   1.00
                      ========  =======  ========  =======  ========  =======  ========  ======  ========  ====== ======== =======
TOTAL RETURN              2.85%2   2.77%2    4.75%    4.59%     4.39%    4.23%     4.95%   4.82%     4.89%   4.79%    5.07%   4.97%
RATIOS/SUPPLEMENTAL
DATA
  Net assets, end of
    period (in 000's) $339,247  $53,246  $409,169  $79,713  $346,092  $83,020  $359,605  $7,222  $276,327  $5,680 $312,255 $ 4,355
  Ratio of expenses
   to average net
   assets                 0.41%1   0.57%1    0.42%    0.57%     0.41%    0.55%     0.39%   0.51%     0.37%   0.47%    0.41%  0.52%
  Ratio of net
   investment
   income to average
   net assets             5.58%1   5.42%1    4.65%    4.50%     4.35%    4.21%     4.84%   4.71%     4.79%   4.68%    4.88%   4.77%
  Ratio of expenses to
   average net assets
   before fee waivers     0.52%1   0.68%1    0.53%    0.68%     0.46%    0.60%     0.44%   0.56%     0.42%   0.52%    0.47%   0.58%
  Ratio of net
   investment
   income to average
   net assets before
   fee waivers            5.47%1   5.31%1    4.54%    4.39%     4.30%    4.16%     4.79%   4.66%     4.74%   4.63%    4.82%   4.71%

1 ANNUALIZED.

2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.


                                                          See Accompanying Notes

                                                           FINANCIAL HIGHLIGHTS
                                         ARMADA TREASURY PLUS MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED MAY 31,
                                       NOVEMBER 30, 2000       -----------------------------------------
                                                                                                              ELEVEN MONTHS ENDED
                                          (UNAUDITED)                  2000                    1999               MAY 31, 1998
                                   -------------------------   -------------------     -------------------   ---------     ---------
                                      CLASS I     CLASS A       CLASS I    CLASS A      CLASS I    CLASS A     CLASS I     CLASS A
                                      -------     -------      --------   --------     -------- ----------   ---------     --------
Net asset value,
   beginning of period                $  1.00     $ 1.00        $  1.00   $  1.00       $ 1.00   $  1.00       $  1.00     $  1.00
                                      -------     ------        -------   -------       ------   -------       -------     --------
INCOME FROM INVESTMENT
   OPERATIONS

   Net investment income                 0.03       0.03           0.05      0.05          0.05      0.05         0.05        0.05
LESS DISTRIBUTIONS

   Dividends from net

     investment income                  (0.03)     (0.03)         (0.05)    (0.05)        (0.05)    (0.05)       (0.05)      (0.05)
                                      -------     ------        -------   -------       -------   -------      -------     -------
Net asset value,
   end of period                      $  1.00     $ 1.00        $  1.00   $  1.00       $  1.00   $  1.00      $  1.00     $  1.00
                                      =======     ======        =======   =======       =======   =======      ========    =======
TOTAL RETURN                             3.05%2     2.95%2         4.90%     4.80%         4.61%     4.51%        4.70%2      4.61%2
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                       $182,801    $   627       $227,447    $1,835      $269,534   $ 9,161     $321,584    $240,208
   Ratio of expenses to
     average net assets                  0.46%1     0.66%1         0.56%     0.66%         0.58%     0.67%        0.57%1      0.67%1
   Ratio of net investment
     income to average
     net assets                          6.01%1     5.81%1         4.77%     4.67%         4.52%     4.77%        5.00%1      4.90%1
   Ratio of expenses to
     average net assets
     before fee waivers                  0.51%1     0.71%1         0.60%     0.85%         0.68%     0.91%        0.67%1      0.92%1
   Ratio of net investment
     income to average net
     assets before fee
     waivers                             5.96%1     5.76%1         4.73%     4.48%         4.42%     4.53%        4.90%1      4.65%1

1 ANNUALIZED.

2 TOTAL RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.



                                                          See Accompanying Notes

FINANCIAL HIGHLIGHTS
ARMADA TREASURY PLUS MONEY MARKET FUND

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              FOR THE YEAR ENDED JUNE 30,
                                      ---------------------------------------------------------------------------------
                                             1997                          1996                         1995
                                      ---------------------       ----------------------       ------------------------
                                      CLASS I       CLASS A           CLASS I    CLASS A           CLASS I     CLASS A
                                     ----------  -----------       ---------    ---------       ---------   ----------
Net asset value,
   beginning of period                 $    1.00   $    1.00         $    1.00   $   1.00       $     1.00   $   1.00
                                       ---------   ---------         ---------   --------       ----------   --------
INCOME FROM INVESTMENT
   OPERATIONS

   Net investment income                    0.05        0.05              0.05       0.05             0.05       0.05
LESS DISTRIBUTIONS

   Dividends from net

     investment income                     (0.05)      (0.05)            (0.05)     (0.05)           (0.05)     (0.05)
                                       ---------   ---------         ---------   --------       ----------   --------
Net asset value,
   end of period                       $    1.00   $    1.00         $    1.00   $   1.00       $     1.00   $   1.00
                                       =========   =========         =========   ========       ==========   ========
TOTAL RETURN                                4.93%       4.82%             5.14%      5.04%            4.91%      4.81%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period
     (in 000's)                         $324,377    $176,006          $223,416   $158,723         $192,232   $105,391
   Ratio of expenses to
     average net assets                     0.57%       0.67%             0.60%      0.70%            0.64%      0.75%
   Ratio of net investment
     income to average
     net assets                             4.83%       4.72%             4.98%      4.87%            4.95%      4.82%
   Ratio of expenses to
     average net assets
     before fee waivers                     0.67%       0.92%             0.70%      0.95%            0.78%      1.04%
   Ratio of net investment
     income to average
     net assets before fee
     waivers                                4.73%       4.47%             4.88%      4.62%            4.81%      4.53%


                                                          See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                            ARMADA GOVERNMENT MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)
                          ------------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 77.9%

FEDERAL FARM CREDIT BANK -- 3.2%
  Federal Farm Credit Bank+
      6.400%               01/30/01      $ 9,120    $   9,023
  Federal Farm Credit Bank (A)
      6.445%               12/28/00       15,000       14,998
      6.894%               02/01/01       17,000       17,002
      6.816%               09/28/01       17,000       16,998
                                                    ---------
                                                       58,021
                                                    ---------
FEDERAL HOME LOAN BANK -- 19.1%
  Federal Home Loan Bank+
      5.000%               12/01/00        3,000        3,000
      6.441%               12/13/00       15,000       14,968
      6.400%               12/14/00       17,000       16,961
      6.370%               12/27/00       20,000       19,908
      6.450%               01/03/01       10,000        9,941
      6.450%               01/10/01       10,000        9,928
      5.210%               01/10/01       10,000        9,928
      6.450%               01/12/01       10,000        9,925
      6.470%               01/17/01        7,000        6,941
      6.440%               01/19/01        5,000        4,956
      6.440%               01/31/01       10,000        9,891
      6.390%               02/07/01        8,051        7,954
      6.405%               02/15/01       20,000       19,730
      6.405%               02/16/01        7,500        7,397
      6.370%               02/21/01        8,000        7,884
      6.370%               02/21/01       10,000        9,855
      6.410%               02/22/01       20,000       19,716
      6.330%               03/09/01       15,000       14,741
      6.350%               03/14/01       30,000       29,456
      6.210%               03/21/01       11,000       10,791
      6.330%               03/23/01       20,000       19,606
      6.320%               03/28/01       20,000       19,589
      6.300%               04/06/01       15,000       14,668
      6.800%               04/17/01        8,000        8,000
      6.710%               05/24/01       15,000       14,544
  Federal Home Loan Bank (A)
      6.860%               12/01/00       10,000       10,000
  Federal Home Loan Bank (MTN)
      5.375%               02/13/01        5,000        4,986
      6.600%               11/14/01       14,250       14,250
                                                    ---------
                                                      349,514
                                                    ---------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 23.8%
  Federal Home Loan Mortgage Corporation
      6.434%               12/05/00       18,500       18,487
      6.715%               12/07/00       15,000       14,984
      6.420%               12/19/00       20,000       19,936
      6.370%               12/21/00       15,000       14,947
      6.359%               12/28/00       20,000       19,904
      6.440%               01/04/01       25,000       24,848
      6.480%               01/04/01       10,000        9,939
      6.536%               01/11/01       20,000       19,853
      6.430%               01/18/01       20,000       19,828
      6.420%               01/25/01       20,000       19,804
      6.430%               02/01/01       47,274       46,752
      6.511%               02/06/01       20,000       19,762

                           -----------------------------------
                                                         VALUE
                           MATURITY    PAR (000)         (000)
                           -----------------------------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION -- CONTINUED
      6.400%               02/08/01      $13,500    $  13,491
      6.430%               02/08/01       20,000       19,754
      6.410%               02/14/01       10,000        9,866
      6.350%               03/01/01       50,000       49,204
      6.717%               03/29/01       20,000       19,585
      6.310%               04/04/01       15,000       14,674
      6.523%               04/11/01       15,000       14,655
      6.300%               04/26/01       40,000       38,976
      6.440%               06/21/01        3,277        3,159
      6.625%               11/05/01        1,000        1,000
                                                    ---------
                                                      433,408
                                                    ---------
FEDERAL NATIONAL MORTGAGE ASSOCIATION+ -- 23.8%
  Federal National Mortgage Association
      6.530%               12/07/00       39,756       39,713
      6.380%               12/21/00       20,000       19,929
      6.390%               12/28/00       35,000       34,832
      6.485%               01/04/01       20,000       19,878
      6.533%               01/08/01       15,000       14,899
      6.400%               01/10/01       15,000       14,893
      6.430%               01/11/01       25,000       24,817
      6.535%               01/18/01       25,000       24,786
      6.395%               01/19/01       20,000       19,826
      6.667%               01/25/01       10,000        9,901
      6.430%               02/01/01       20,000       19,778
      6.380%               02/05/01       15,000       14,825
      6.370%               02/08/01       25,000       24,693
      6.405%               02/15/01       10,000        9,865
      6.360%               03/08/01       15,000       14,743
      6.550%               03/20/01       15,000       14,999
      6.522%               03/22/01       15,000       14,707
      6.300%               04/05/01       15,000       14,671
      6.320%               04/12/01       35,000       34,190
      6.360%               05/16/01        3,000        2,912
  Federal National Mortgage Association (A)
      6.536%               03/03/01       20,000       20,000
  Federal National Mortgage Association (MTN)
      6.520%               03/16/01       20,000       19,997
      6.540%               10/30/01        5,000        4,998
                                                    ---------
                                                      433,852
                                                    ---------
STUDENT LOAN MARKETING ASSOCIATION -- 8.0%
  Student Loan Marketing Association (A)
      6.704%               01/04/01       20,000       20,000
      6.784%               03/09/01       16,000       16,002
      6.844%               07/26/01       20,000       20,000
      6.794%               08/09/01       39,500       39,493
      6.633%               08/10/01       15,000       14,998
      6.790%               09/17/01       15,000       14,993
      6.630%               10/05/01       20,000       20,000
                                                    ---------
                                                      145,486
                                                    ---------
Total U.S. Government Agency
   Obligations
   (Cost $1,420,281)                                1,420,281
                                                    ---------


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA GOVERNMENT MONEY MARKET FUND

NOVEMBER 30, 2000

(UNAUDITED)
                                                    ----------------------------
                                                       PAR (000)/        VALUE
                                                    NUMBER OF SHARES     (000)
                                                    ----------------------------
REPURCHASE AGREEMENTS -- 26.5%
 Credit Suisse First Boston 6.540%
  (dated 11/30/00, matures 12/01/00,
   repurchase price $114,997,887,
   collateralized by various
   government obligations:
   total value $117,833,946)                              $114,977   $  114,977
 Greenwich
    6.520% (dated 11/30/00,
    matures 12/01/00, repurchase
    price $118,021,371, collateralized
    by various government obligations:
    total value $120,363,389)                              118,000      118,000
 Greenwich
    6.520% (dated 11/22/00, matures
    12/20/00, repurchase price
    $75,380,333; collateralized by
    various government obligations:
    total value $76,503,149)                                75,000       75,000
  JP Morgan
    6.530% (dated 11/30/00, matures
    12/01/00, repurchase price
    $121,021,948,collateralized by
    various government obligations:
    total value $123,420,474)                              121,000      121,000
  Salomon Smith Barney 6.500% (dated
    11/30/00, matures 12/01/00,
    repurchase price $55,009,930,
    collateralized by various
    government obligations:
    total value $55,020,493)                                55,000       55,000
                                                                      ---------
Total Repurchase Agreements
   (Cost $483,977)                                                      483,977
                                                                      ---------

CASH EQUIVALENT -- 0.1%
  Goldman Sachs Financial Square
    Government Money
    Market Fund                                          1,000,000        1,000
                                                                      ---------
TOTAL CASH EQUIVALENT

   (Cost $1,000)                                                          1,000
                                                                      ---------
TOTAL INVESTMENTS -- 104.5%
   (Cost $1,905,258)*                                                 1,905,258
                                                                      =========
OTHER ASSETS AND LIABILITIES,
   NET -- (4.5%)                                                       (81,312)
                                                                      ---------


                                                                      --------
                                                                        VALUE
                                                                        (000)
                                                                      ---------
  NET ASSETS:

  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   1,207,545,385 outstanding shares of
   beneficial interest                                               $1,207,559
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 616,377,435 outstanding shares of
   beneficial interest                                                  616,383
  Undistributed net investment income                                         9
  Accumulated net realized loss on investments                               (5)
                                                                     ----------
Total Net Assets -- 100.0%                                           $1,823,946
                                                                     ==========
Net Asset Value, Offering and
   Redemption Price Per
   Share -- Class I                                                       $1.00
                                                                     ==========
Net Asset Value, Offering and
   Redemption Price Per
   Share -- Class A                                                       $1.00
                                                                     ==========

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT MAY BE RECOVERED THROUGH DEMAND.
MTN--MEDIUM TERM NOTE

                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)
                          ------------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------

COMMERCIAL PAPER+ -- 85.8%
AUTOMOTIVE -- 11.9%
  Daimler Chrysler
      6.630%               12/06/00      $15,000  $    14,986
      6.790%               01/17/01       15,000       14,867
      6.530%               01/22/01       20,000       19,811
      6.490%               02/28/01       55,000       54,116
      6.380%               05/01/01       20,000       19,465
  Ford Motor Credit
      6.450%               12/18/00       13,000       12,960
      6.530%               01/16/01       20,000       19,833
      6.530%               01/17/01       20,000       19,829
      6.520%               01/24/01       20,000       19,804
      6.520%               01/29/01       20,000       19,786
      6.500%               02/05/01       30,000       29,643
      6.430%               02/28/01       20,000       19,682
  GMAC
      6.580%               01/24/01       20,000       19,803
      6.520%               01/25/01       15,000       14,851
      6.530%               01/29/01       20,000       19,786
      6.590%               01/31/01       35,000       34,611
      6.550%               02/07/01       20,000       19,753
      6.480%               02/14/01       20,000       19,730
  Guardian Industries
      6.490%               12/20/00       10,000        9,966
      6.540%               01/12/01       10,000        9,924
      6.510%               01/26/01       15,000       14,848
      6.490%               02/07/01       15,000       14,816
      6.500%               02/21/01       10,000        9,852
      6.450%               03/15/01       15,000       14,721
      6.460%               03/21/01       10,000        9,803
      6.440%               03/26/01        7,000        6,856
      6.400%               05/25/01       10,000        9,689
  Paccar
      6.460%               12/12/00       13,100       13,074
      6.500%               02/15/01       15,000       14,794
  Volkswagen
      6.480%               12/12/00       25,000       24,951
      6.520%               01/24/01        8,480        8,397
      6.520%               01/24/01       15,000       14,853
      6.460%               03/08/01       20,000       19,652
                                                    ---------
                                                      589,512
                                                    ---------
BANKS -- 19.4%
  Abbey National
      6.340%               12/22/00       20,000       19,926
      6.620%               01/08/01       29,300       29,097
      6.510%               02/02/01       20,000       19,772
      6.500%               02/20/01       28,402       27,986
  ABN Amro
      6.540%               01/12/01       25,000       24,809
  Anz, Delaware
      6.760%               12/01/00       15,000       15,000
      6.440%               12/20/00       20,000       19,932
      6.560%               01/02/01       20,000       19,883
      6.550%               01/03/01       15,000       14,910
      6.540%               01/12/01       30,000       29,771
      6.500%               02/26/01       20,000       19,686

                           ------------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ------------------------------------

COMMERCIAL PAPER+ -- CONTINUED
BANKS -- CONTINUED
  Bank of Montreal
      6.500%               02/14/01      $25,000    $  24,661
   Cregem
      6.690%               12/13/00       40,500       40,413
      6.550%               01/08/01       15,000       14,896
      6.540%               01/09/01       20,000       19,858
      6.600%               01/18/01       15,000       14,868
      6.510%               02/07/01       20,000       19,754
      6.510%               02/15/01       20,000       19,725
  Den Dankse
      6.670%               12/04/00       20,000       19,989
      6.470%               12/29/00       15,000       14,925
      6.560%               01/05/01       15,000       14,904
      6.590%               01/16/01       20,000       19,832
      6.510%               02/28/01       20,000       19,678
      6.470%               03/14/01        5,000        4,907
      6.410%               04/23/01       10,000        9,745
      6.400%               05/23/01       14,000       13,569
  Deutsche Bank Financial
      6.640%               12/13/00       25,000       24,945
      6.530%               01/10/01       20,000       19,855
      6.590%               01/24/01       15,000       14,852
      6.610%               02/14/01       20,000       19,725
  Fifth Third Bank
      6.700%               12/08/00        3,000        2,996
      6.700%               12/11/00        2,000        1,996
  ING Bank US Funding
      6.515%               02/12/01       20,000       19,736
      6.500%               02/14/01       20,000       19,729
      6.500%               02/21/01       20,000       19,704
      6.460%               03/07/01       25,000       24,569
  Societe Generale
      6.500%               02/20/01       25,000       24,634
      6.460%               04/06/01       20,000       19,548
      6.350%               05/21/01       20,000       19,397
  Svenksa Handlesbanken
      6.650%               12/07/00       15,000       14,983
      6.460%               12/26/00       20,000       19,910
      6.560%               01/02/01       15,000       14,913
      6.530%               01/26/01       15,000       14,848
      6.500%               02/20/01       15,000       14,781
      6.430%               04/17/01       15,000       14,633
      6.410%               05/02/01       10,000        9,729
      6.390%               05/17/01       20,000       19,407
  Toronto Dominion Holdings
      6.500%               01/08/01       20,000       19,863
      6.550%               01/11/01       15,000       14,888
  UBS Financial
      6.530%               01/03/01       25,000       24,850
      6.500%               02/22/01       14,000       13,790
      6.470%               03/08/01       25,000       24,564
                                                     --------
                                                      965,341
                                                     --------
BUILDING & CONSTRUCTION SUPPLIES -- 0.2%
  Stanley Works
      6.470%               12/13/00       10,000        9,978
                                                     --------
CHEMICALS -- 1.7%
  Great Lakes Chemical
      6.540%               01/04/01        9,000        8,944

                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUND

                                                              NOVEMBER 30, 2000

                                                                    (UNAUDITED)

                          ------------------------------------
                                                         VALUE
                          MATURITY      PAR (000)        (000)
                          ------------------------------------

COMMERCIAL PAPER+ -- CONTINUED
CHEMICALS -- CONTINUED
    Great Lakes Chemical -- continued

      6.550%               01/17/01     $ 20,000     $ 19,829
      6.550%               01/19/01        5,000        4,955
      6.540%               01/29/01       10,000        9,893
      6.530%               02/07/01       10,000        9,877
  Henkel

      6.460%               12/01/00       10,000       10,000
      6.530%               01/17/01       10,000        9,915
      6.530%               01/18/01       13,000       12,887
                                                     --------
                                                       86,300
                                                     --------
COMMUNICATIONS EQUIPMENT -- 4.9%
  AT&T
      6.520%               01/10/01       10,000        9,928
      6.490%               02/07/01       25,000       24,694
      6.480%               04/18/01       20,000       19,503
      7.086%               07/13/01       25,000       25,000
  Motorola
      6.470%               03/16/01       20,000       19,623
      6.450%               03/29/01       15,000       14,683
      6.440%               04/18/01       20,000       19,506
      6.400%               05/23/01       20,000       19,385
  SBC Communications
      6.440%               12/20/00       20,000       19,932
  Verizon Global
      6.550%               01/19/01       11,400       11,299
      6.500%               02/07/01       20,000       19,754
      6.500%               02/22/01       20,000       19,700
      6.500%               02/27/01       20,000       19,682
                                                     --------
                                                      242,689
                                                     --------
DIVERSIFIED -- 3.1%
  Fortune Brands
      6.550%               12/01/00       23,700       23,700
      6.600%               01/31/01       20,000       19,776
  General Electric
      6.680%               03/23/01       25,000       25,000
      6.690%               07/02/01       15,000       15,000
  General Electric Capital
      6.610%               01/10/01       15,000       14,890
      6.520%               01/24/01       15,000       14,854
      6.500%               02/28/01       10,000        9,839
      6.390%               04/04/01       15,000       14,670
      6.620%               03/07/01       15,000       14,735
                                                     --------
                                                      152,464
                                                     --------
DRUGS & HEALTH CARE -- 0.5%
  Glaxo Welcome
      6.520%               01/31/01       15,000       14,834
      6.460%               03/05/01       10,400       10,225
                                                     --------
                                                       25,059
                                                     --------
ELECTRICAL SERVICES -- 3.7%
  National Rural Utilities Cooperative
      6.465%               12/14/00       20,000       19,953
      6.700%               01/09/01       15,000       14,891
      6.600%               01/10/01       15,000       14,890
      6.450%               04/10/01       15,000       14,651
      6.390%               05/16/01       25,000       24,263
  Pacific Gas & Electric (C)
      6.510%               01/22/01       20,000       19,812
  Southern California Edison (C)
      6.570%               12/04/00       20,000       19,989
      6.610%               12/15/00       17,152       17,108
      6.470%               03/13/01       25,000       24,542
      6.440%               03/19/01       15,000       14,710
                                                     --------
                                                      184,809
                                                     --------

                     -------------------------------------------
                                                           VALUE
                     MATURITY             PAR (000)        (000)
                     -------------------------------------------

COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL CONDUIT -- 5.7%
  Delaware Funding
      6.480%               12/07/00      $25,000     $ 24,973
      6.470%               12/11/00       15,000       14,973
      6.530%               01/18/01       20,000       19,826
      6.540%               01/19/01       11,842       11,737
      6.530%               01/24/01       20,000       19,804
  Fountain Square
      6.560%               01/29/01       13,567       13,421
      6.560%               01/31/01       15,032       14,865
      6.520%               02/01/01       15,000       14,832
      6.540%               02/06/01        9,000        8,890
      6.520%               02/14/01       20,451       20,173
      6.510%               02/15/01       15,000       14,794
      6.530%               02/26/01       10,950       10,777
      6.550%               02/27/01        5,087        5,006
      6.430%               04/30/01        5,759        5,605
  Preferred Receivables
      6.500%               12/11/00       20,000       19,964
      6.600%               01/04/01        8,000        7,950
      6.600%               01/05/01        9,000        8,942
      6.580%               01/12/01       30,000       29,770
      6.520%               02/28/01       15,000       14,758
                                                     --------
                                                      281,060
                                                     --------
FINANCIAL SERVICES -- 20.5%
  Associates Finance
      6.480%               12/13/00       20,000       19,957
      6.540%               01/10/01       20,000       19,855
      6.530%               01/17/01       10,000        9,915
      6.530%               01/24/01        6,200        6,139
      6.510%               02/20/01       20,000       19,707
      6.520%               02/26/01       20,000       19,685
      6.520%               02/28/01       15,000       14,758
  Centric Funding
      6.600%               01/02/01       20,000       19,883
      6.600%               01/17/01       15,000       14,871
      6.600%               02/01/01       10,000        9,886
      6.530%               02/07/01        9,750        9,630
      6.530%               02/12/01       20,000       19,735
      6.410%               04/18/01        5,620        5,482
  Corporate Asset Funding
      6.480%               12/07/00       37,965       37,924
      6.480%               12/12/00       20,000       19,960
      6.550%               01/03/01       20,000       19,880
      6.550%               01/10/01       30,000       29,782
  CXC
      6.490%               12/05/00       35,000       34,975
      6.560%               01/08/01       15,000       14,896
      6.560%               01/10/01       15,000       14,891
      6.550%               01/17/01       15,000       14,872
      6.520%               01/17/01       20,000       19,829
      6.510%               02/01/01       20,000       19,776
      6.510%               02/07/01       10,000        9,877
  Dresdner U.S. Financial
      6.580%               01/09/01       20,000       19,857
      6.580%               01/26/01       15,000       14,846
  Edison Asset
      6.530%               02/06/01       20,000       19,757


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)

                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                           -----------------------------------

COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Galaxy Funding
      6.510%               03/21/01      $15,000  $    14,702
      6.630%               12/11/00       11,554       11,533
      6.520%               12/27/00       15,000       14,929
      6.620%               02/05/01       15,000       14,818
      6.560%               02/14/01       14,873       14,670
      6.560%               02/21/01       20,000       19,701
      6.500%               03/23/01       14,000       13,717
  Household Finance
      6.530%               01/17/01       20,000       19,830
      6.480%               05/02/01       20,000       19,453
  John Deere Capital
      7.000%               08/06/01        7,500        7,498
  KFW International Finance
      6.490%               01/24/01       20,000       19,805
  Market Street Funding
      6.490%               12/06/00       25,000       24,977
      6.510%               12/11/00       25,000       24,955
      6.510%               12/12/00       20,000       19,960
      6.550%               01/16/01       15,000       14,874
      6.550%               01/18/01       15,000       14,869
  Merrill Lynch
      6.500%               02/27/01       20,000       19,682
  Motorola Credit
      6.500%               02/22/01       20,000       19,700
      6.400%               05/02/01       20,000       19,460
  Pemex Capital
      6.420%               03/26/01       15,000       14,692
      6.420%               04/11/01       14,500       14,161
      6.800%               12/04/00       15,000       14,992
  Salomon Smith Barney
      6.510%               02/01/01       20,000       19,776
      6.520%               02/12/01       20,000       19,736
  Three Rivers Funding
      6.510%               12/05/00       20,000       19,986
      6.530%               12/15/00       20,000       19,949
      6.540%               12/29/00       12,405       12,342
  Transamerica Financial
      6.470%               12/07/00       25,000       24,973
      6.470%               12/11/00       20,000       19,964
      6.490%               12/13/00       25,000       24,946
                                                    ---------
                                                    1,015,275
                                                    ---------
FOOD & BEVERAGE -- 2.3%
  Archer Daniels Midland
      6.470%               03/14/01       25,000       24,537
      6.450%               03/21/01       20,000       19,606
      6.380%               04/10/01       15,000       14,654
  Brown-Foreman
      6.550%               01/12/01       15,000       14,885
  Campbell Soup
      6.440%               12/20/00       15,000       14,949
      6.380%               06/07/01       11,000       10,634
  Golden Peanut
      6.530%               01/26/01       15,000       14,848
                                                    ---------
                                                      114,113
                                                    ---------
INSURANCE -- 6.4%
  Allianz of America
      6.480%               12/12/00       25,000       24,951
      6.550%               01/10/01       10,000        9,927
      6.550%               01/12/01        7,500        7,443
      6.510%               02/14/01       15,000       14,797

                           -----------------------------------
                                                         VALUE
                           MATURITY           PAR (000)  (000)
                           -----------------------------------

COMMERCIAL PAPER+ -- CONTINUED
INSURANCE -- CONTINUED
  Allianz of America -- Continued
      6.520%               02/21/01      $15,000     $ 14,777
      6.510%               02/22/01        7,800        7,683
  Allianz of America (B)
      6.520%               02/27/01       11,500       11,317
  American General
      6.520%               01/22/01       15,500       15,354
  ING America Insurance
      6.540%               01/11/01       11,100       11,017
      6.530%               01/16/01       10,000        9,917
      6.540%               01/24/01       15,000       14,853
      6.510%               02/08/01       20,000       19,750
      6.510%               02/12/01       20,000       19,736
      6.460%               03/21/01       24,174       23,697
  Prudential Funding
      6.460%               12/20/00       20,000       19,932
      6.540%               01/03/01       45,000       44,730
      6.550%               01/10/01       15,000       14,891
      6.500%               01/31/01       15,000       14,835
      6.430%               04/04/01       20,000       19,557
                                                     --------
                                                      319,164
                                                     --------
MACHINERY -- 2.3%
  Caterpillar Financial
      6.470%               03/07/01       20,000       19,655
      6.440%               03/13/01       15,000       14,726
      6.410%               04/10/01       15,000       14,653
  John Deere
      6.560%               01/05/01       15,000       14,904
      6.530%               01/18/01       20,000       19,826
      6.530%               02/28/01       13,000       12,790
      6.500%               03/07/01       20,000       19,653
                                                     --------
                                                      116,207
                                                     --------
PETROLEUM & FUEL PRODUCTS -- 0.5%
  BP Amoco
      6.540%               12/01/00       13,888       13,888
  Koch Industries
      6.540%               12/01/00       11,000       11,000
                                                     --------
                                                       24,888
                                                     --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
  Eastman Kodak
      6.500%               02/14/01        9,500        9,371
                                                     --------
PRINTING & PUBLISHING -- 0.4%
  Gannett
      6.490%               02/26/01       19,805       19,494
                                                    ---------
STEEL & STEEL WORKS -- 2.1%
  Alcoa
      6.460%               12/08/00       20,000       19,975
  Rio Tinto America
      6.470%               12/19/00       16,078       16,026
      6.550%               01/04/01        6,490        6,450
      6.510%               02/14/01       29,000       28,606
      6.510%               02/20/01       15,000       14,780
      6.520%               02/28/01       20,000       19,678
                                                    ---------
                                                      105,515
                                                    ---------
Total Commercial Paper
   (Cost $4,261,239)                                4,261,239
                                                    ---------



                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                          ------------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                          ------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 1.2%
  Societe Generale, NY
      6.530%               01/16/01      $20,000     $ 19,999
      6.550%               01/31/01       20,000       19,999
  UBS Stamford

      6.275%               12/18/00       20,000       20,000
                                                     --------
Total Yankee Certificates of Deposit
   (Cost $59,998)                                      59,998
                                                     --------

CERTIFICATES OF DEPOSIT -- 3.1%

  BancOne

      6.850%               01/10/01       25,000       25,000
  Bank of America

      6.780%               02/01/01       20,000       20,000
      6.730%               02/14/01       20,000       20,000
      7.120%               06/21/01       25,000       25,000
  Bank of New York, NY
      7.220%               05/09/01       15,000       14,998
  GE Capital Monogram Bank

      6.810%               01/10/01       15,000       15,000
  National Westminster

      7.230%               05/09/01       20,000       19,998
  Svenska

      6.820%               01/16/01       15,000       15,000
                                                     --------
Total Certificates of Deposit
   (Cost $154,996)                                    154,996
                                                     --------

FLOATING RATE NOTES (A)-- 1.8%
  AT&T (B)
      6.819%               01/15/01       25,000       25,000
  First Union National Bank
      6.700%               11/22/00       25,000       25,000
      6.700%               01/12/01       25,000       25,000
  SBC Communications (B)
      6.709%               02/15/01       15,000       14,999
                                                     --------
Total Floating Rate Notes
   (Cost $89,999)                                      89,999
                                                     --------


                 ----------------------------------------------
                                PAR (000)/             VALUE
                  MATURITY   NUMBER OF SHARES          (000)
                 ----------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
  Student Loan Marketing Association (A)
      6.794%               02/09/01    $  50,000     $ 49,995
                                                     --------
Total U.S. Government Agency Obligations
   (Cost $49,995)                                      49,995
                                                     --------

REPURCHASE AGREEMENTS -- 7.1%
  Credit Suisse First Boston
    6.540% (dated 11/30/00, matures
    12/01/00, repurchase price
    $100,018,167; collateralized by various
    government obligations: total
    value $103,088,865)                  100,000      100,000
  Dresdner
    6.500% (dated 11/30/00, matures
    12/01/00, repurchase price
    $45,008,125; collateralized by
    various U.S. Treasury obligations:
    total value $45,904,698)              45,000       45,000
  Greenwich
    6.520% (dated 11/30/00, matures
    12/01/00, repurchase price
    $102,018,473; collateralized by
    various government obligations:
    total value $104,044,798)            102,000      102,000
  JP Morgan
    6.530% (dated 11/30/00, matures
    12/01/00, repurchase price
    $104,045,869; collateralized by
    various government obligations:
    total value $106,517,000)            104,027      104,027
                                                   ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $351,027)                                    351,027
                                                   ----------

CASH EQUIVALENT -- 0.2%
  Goldman Sachs Financial Square Prime
    Obligation Money
    Market Fund                       12,000,000       12,000
                                                   ----------
TOTAL CASH EQUIVALENT
   (Cost $12,000)                                      12,000
                                                   ----------
TOTAL INVESTMENTS -- 100.2%
   (Cost $4,979,254)*                               4,979,254
                                                   ==========
OTHER ASSETS AND LIABILITIES,
   NET -- (0.2%)                                      (12,371)
                                                   ----------


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)

                                                     -------
                                                      VALUE
                                                      (000)
                                                     -------
NET ASSETS:
  Portfolio Shares of Class I (unlimited
   authorization -- no par value) based on
   3,116,010,317 outstanding shares of
   beneficial interest                             $3,116,011
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 1,850,369,769 outstanding shares of
   beneficial interest                              1,850,370
  Portfolio Shares of Class B (unlimited
   authorization --  no par value) based
   on 616,573 outstanding shares of
   beneficial interest                                    616
  Portfolio Shares of Class C (unlimited
   authorization --  no par value) based
   on 150 outstanding shares of
   beneficial interest                                     --
  Distributions in excess of net investment
   income                                                (115)
  Accumulated net realized gain on investments              1
                                                   ----------
Total Net Assets -- 100.0%                         $4,966,883
                                                   ==========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                     $1.00
                                                   ==========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                     $1.00
                                                   ==========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class B                                     $1.00
                                                   ==========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class C                                     $1.00
                                                   ==========

------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(+) EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY - THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000. THE MATURITY DATE SHOWN IS THE LONGER OF THE NEXT RESET DATE OR THE DATE IN WHICH THE PRINCIPAL AMOUNT MAY BE RECOVERED THROUGH DEMAND.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED,AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                           -----------------------------------


MUNICIPAL BONDS -- 99.7%
OHIO -- 99.7%
  Akron, Special
    Assessment Notes
      4.360%               12/15/00       $1,865      $ 1,865
  Allen County, Health Care
    Facilities, Mennonite
    Memorial Home Project
    (RB) (A) (B)
      4.200%               02/01/18        3,290        3,290
  Butler County (BAN)
      4.800%               07/11/01        1,000        1,002
  Cardinal, Local School
   District (BAN)
      5.500%               06/14/01          250          251
  Centerville, Health
    Care Authority,
    Bethany Lutheran
    Village Project
    (RB) (A) (B)
      4.250%               05/01/08        6,400        6,400
  Chardon (BAN)
      4.299%               02/22/01        1,500        1,500
  Cincinnati & Hamilton
    Counties,Economic
    Development  Authority,
    Kenwood Office Association
    Project (RB) (A) (B)
      4.500%               09/01/25        3,600        3,600
  Columbus (GO) (B) Series 1
      4.050%               06/01/16        2,700        2,700
      4.050%               12/01/17        1,100        1,100
  Columbus, Sewer & Water
    Improvement Authority (RB) (B)
      4.150%               06/01/11        4,600        4,600
  Cuyahoga County, Economic
    Development Authority,
    Positive Education
    Program Project (RB) (A) (B)
      4.300%               08/01/20        2,960        2,960
  Cuyahoga County, Health Care
    Facilities Authority, Applewood
    Centers Project (RB) (A) (B)
      4.410%               11/01/14        1,240        1,240
  Cuyahoga County, Hospital
    Authority, University Hospitals
    Health Project (RB)
    (AMBAC) (B) Series A
      4.200%               01/15/22        4,630        4,630
  Cuyahoga County, Hospital
    Authority, University Hospitals
    Health Project (RB) (AMBAC)
    (B) Series D
      4.200%               01/15/29        2,400        2,400
  Cuyahoga County, Hospital
    Authority, University Hospitals
    Health Project (RB)
    (AMBAC) (B) Series E
      4.200%               01/15/29        4,425        4,425
  Cuyahoga County, Hospital
    Facilities Authority, Cleveland
    Clinic Foundation (RB) (B) Series A
      4.200%               01/01/24        1,000        1,000

                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                           -----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County, Hospital Facilities
    Authority, Cleveland Clinic
    Foundation Project (RB) (B)
    Series 1997-D
      4.250%               01/01/26       $2,600     $  2,600
  Cuyahoga County, Hospital
    Facilities Authority, Cleveland
    Clinic Foundation Project
    (RB) (B) Series B
      4.200%               01/01/25        3,000        3,000
  Cuyahoga County, Industrial
    Development Authority, Allen
    Group Project (RB) (A) (B)
      3.950%               12/01/15        1,600        1,600
  Eastern Ohio, Regional Wastewater
    Authority (BAN)
      5.390%               02/28/01        3,500        3,505
  Euclid (BAN)
      5.000%               07/26/01        1,415        1,420
  Fairborn (BAN)
      4.420%               03/22/01        1,100        1,100
  Fairfield City (BAN)
      5.250%               05/31/01          745          746
  Franklin County, Hospital Authority,
    Holy Cross Health Systems
    Project (RB) (B)
      4.200%               06/01/16        6,125        6,125
  Highland Heights (BAN)
      4.750%               03/14/01        1,000        1,001
  Hillard (BAN)
      4.950%               07/20/01          950          953
  Hilliard, School District (BAN)
      4.980%               02/23/01        2,400        2,402
  Hudson City, Library
    Improvement (GO)
      4.400%               12/01/00          505          505
  Hudson City, Water Systems
    Improvement (GO)
      4.600%               05/09/01        1,300        1,302
  Independence (BAN)
      4.690%               05/09/01        2,250        2,252
  Indian Hill,  Economic
    Development Authority,
    Cincinnati County Day School
    Project, (RB) (A) (B) Series A
      4.250%               05/01/19        2,800        2,800
  Lancaster (BAN)
      4.550%               04/26/01        1,300        1,301
  Lima, Hospital Authority,
    Memorial Hospital
    Project (RB) (A) (B) Series 1996
      4.300%               12/01/10        2,010        2,010
  Lorain County, Industrial
    Development Authority,
    Regional Medical Center
    Project (RB) (A) (B)
      4.300%               05/01/22        2,145        2,145


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                        ARMADA OHIO MUNICIPAL MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY     PAR (000)        (000)
                           -----------------------------------


MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lucas County, Facilities
    Improvement Authority,
    Toledo Project (RB) (A) (B)
      4.200%               10/01/05     $    800  $       800
  Lucas County, Health Care
    Facilities Authority, Sunset
    Retirement Community
    Project (RB) (A) (B)
      4.150%               08/15/30        6,800        6,800
  Marysville (BAN)
      4.610%               03/15/01          250          250
  Massillon (BAN)
      5.070%               04/12/01        1,000        1,003
  Medina County, Industrial
    Development Authority,
    Partners In Plastics Project
    (RB) (AMT) (A) (B)
      4.300%               03/01/08          995          995
  Middleburg Heights, Hospital
    Improvement Authority,
    Southwest General Hospital
    Project, Prerefunded
    08/15/01 @ 102 (RB)
      7.200%               08/15/01        3,000        3,118
  Middletown (GO)
      5.000%               08/08/01          960          962
  Muskingum County (BAN)
      4.650%               09/20/01        1,980        1,984
  Newark (BAN)
      4.500%               03/09/01          695          695
  Niles (BAN)
      4.720%               07/18/01        2,000        2,003
  Nordonia Hills, City School
    District (BAN)
      5.060%               03/20/01        2,000        2,003
  Northeastern, Local School
    District (TAN)
      4.850%               05/03/01        2,800        2,804
  Obetz (BAN)
      5.350%               06/15/01        2,100        2,106
  Ohio State Air Quality (TECP)
      4.300%               01/12/01        2,000        2,000
      4.250%               02/08/01        2,115        2,115
      4.300%               02/09/01        1,000        1,000
      4.300%               04/10/01        2,500        2,500
  Ohio State, Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    Project (RB) (A) (B) Series 1985-A
      4.250%               12/01/15        1,000        1,000
  Ohio State, Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    Project (RB) (A) (B) Series A
      4.250%               09/01/30        1,000        1,000

                          ------------------------------------
                                                         VALUE
                           MATURITY    PAR (000)         (000)
                          ------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    Project (RB) (A) (B) Series B
      4.250%               12/01/15       $5,450     $  5,450
      4.200%               09/01/30        1,000        1,000
  Ohio State, Air Quality
    Development Authority,
    Edison  Project (RB) (A) (B)
    Series A
      4.150%               02/01/14        5,000        5,000
  Ohio State, Air Quality
    Development Authority,
    Pollution Control Cleveland
    Electric Project (RB) (AMT)
    (B) Series B
      4.200%               12/11/00        1,500        1,500
  Ohio State, Air Quality
    Development Authority,
    Pollution Control Duquesne
    Project (RB) (AMBAC) (B) Series B
      4.050%               10/01/27        2,575        2,575
  Ohio State, Air Quality
    Development Authority,
    Pollution Control Timken
    Project (RB) (A) (B)
      4.200%               07/01/03        2,000        2,000
  Ohio State, Common Schools
    Facilities Authority (GO) Series A
      5.000%               06/15/01          800          801
  Ohio State, Environmental
    Improvement Authority,
    U.S. Steel Project (RB) (B)
      4.500%               12/01/01        1,000        1,000
  Ohio State, Higher Education
    Facilities Authority, Case Western
    Reserve University (TECP)
      4.300%               01/19/01        2,000        2,000
      4.350%               03/15/01        3,000        3,000
  Ohio State, Higher Education
    Facilities Authority, Xavier
    University Project (RB) (A) (B)
      4.200%               05/01/15        1,500        1,500
  Ohio State, Higher Educational
    Facilities Authority, Xavier
    University Project (RB)
    (A) (B) Series B
      4.200%               11/01/30        5,000        5,000
  Ohio State, Higher Educational
    Facilities Commission, Lake
    Erie Project (RB) (A) (B)
      4.300%               12/01/16        3,000        3,000
  Ohio State, Higher Educational
    Facilities Commission,
    Mount Union College
    Project (RB) (A) (B)
      4.200%               09/01/20        1,330        1,330


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                          ------------------------------------
                                                         VALUE
                          MATURITY      PAR (000)        (000)
                          ------------------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, Higher Educational
    Facilities Commission, Pooled
    Financing 2000 Program (RB)
    (A) (B) Series C
      4.300%               09/01/25       $1,000   $    1,000
  Ohio State, Major New
    Infrastructure Project (RB) Series 1
      4.750%               12/15/00        2,000        2,001
  Ohio State, Parks & Recreation
    Facilities Authority (RB) (MBIA)
    Series II-A
      4.500%               12/01/00          700          700
  Ohio State, University General
    Receipts (RB) (B)
      4.000%               12/01/07        2,000        2,000
  Ohio State, University General
    Receipts (RB) (B) Series B
      4.000%               10/01/14        2,000        2,000
  Ohio State, Water Development
    Authority (TECP)
      4.100%               12/08/00        2,000        2,000
  Ohio State, Water Development
    Authority, Cleveland
    Electric Project (RB) (A) (B)
    Series B
      4.150%               08/01/20        5,200        5,200
  Pike Delta, Local School
    District (BAN)
      4.750%               12/14/00        1,800        1,800
  Saint Mary's City (BAN)
      5.250%               06/13/01        1,390        1,392
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (AMBAC) (B) Series F
      4.200%               12/01/25        2,180        2,180
  Scioto County, Veteran Hospital
    Administration, Central Capital
    Asset Financing Program
    (RB) (AMBAC) (B) Series G
      4.200%               12/01/25        1,200        1,200
  Sharonville, Industrial
    Development Authority,
    Edgecomb Metals Project (RB) (B)
      4.200%               11/01/09        1,150        1,150
  Streetsboro, City School
    District (BAN)
      4.750%               04/27/01        1,000        1,001
  Sylvania, City School
    District (BAN)
      4.850%               12/14/00          800          800
  Toledo (BAN) Series 2000-2
      4.500%               05/24/01        3,710        3,712


                          ------------------------------------
                                         PAR (000)/      VALUE
                            MATURITY   NUMBER OF SHARES  (000)
                          ------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Toledo, City Services Special
    Assessment Notes (A) (B)
      4.150%               06/01/02       $2,400   $    2,400
  Union County (GO)
      5.210%               06/14/01          500          501
  University of Cincinnati
    (BAN) Series AL
      4.250%               12/21/00          500          500
  University of Cincinnati
    (BAN) Series AY-2
      5.250%               03/01/01          520          521
  Warren County, Economic
    Development Authority,
    Ralph J Stolle Countryside
    Project (RB) (A) (B)
      4.410%               08/01/20        2,000        2,000
  Warren County, Health Care
    Facilities Authority, Otterbein
    Homes Project (RB) (A) (B)
      4.500%               07/01/23        3,813        3,813
  Warren County, Industrial
    Development Authority,
    Cincinnati Electric Project
    (RB) (A) (B)
      4.150%               09/01/15        4,870        4,870
  Warren County, Industrial
    Development Authority,
    Liquid Container Project
    (RB) (A) (B)
      4.250%               03/01/15        1,670        1,670
  Wooster, Industrial
    Development Authority,
    Allen Group Project (RB) (A) (B)
      4.250%               12/01/10        2,800        2,800
                                                     --------
                                                      197,235
                                                     --------
Total Municipal Bonds
   (Cost $197,235)                                    197,235
                                                     --------

CASH EQUIVALENTS -- 0.5%
  Blackrock Funds Ohio Municipal
    Money Market Portfolio               100,000          100
  Federated Ohio Municipal
    Cash Trust                           827,861          828
                                                     --------
Total Cash EquivalentS
   (Cost $928)                                            928
                                                     --------
Total Investments -- 100.2%
   (Cost $198,163)*                                   198,163
                                                     ========
Other Assets and Liabilities,
   Net -- (0.2%)                                         (366)
                                                     --------


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS
                                         ARMADA OHIO MUNICIPAL MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)

                                                      -------
                                                       VALUE
                                                       (000)
                                                      -------
NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no
   par value) based on
   157,028,906 outstanding
   shares of
   beneficial interest                               $157,029
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 40,768,445 outstanding shares of
   beneficial interest                                 40,768
                                                     --------
Total Net Assets -- 100.0%                           $197,797
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                     $1.00
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                     $1.00
                                                     ========


------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.

(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BY A MAJOR FINANCIAL
    INSTITUTION.
(B) VARIABLE RATE OBLIGATION PAYABLE AT PAR ON DEMAND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000. THE MATURITY DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT--ALTERNATIVE MINIMUM TAX
BAN--BOND ANTICIPATION NOTE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TAN--TAX ANTICIPATION NOTE
TECP--TAX EXEMPT COMMERCIAL PAPER

                             See Accompanying Notes

STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------

MUNICIPAL BONDS -- 98.8%
PENNSYLVANIA -- 98.8%
  ABN Amro Munitops,
    Port Authority of
    Allegheny County (TECP)
    Series 1999-16
      4.400%               05/09/01       $4,000      $ 4,000
  Allegheny County, Industrial
    Development Authority,
    Chelsea Project (RB) (A) (B)
      4.250%               12/01/08        1,750        1,750
  Allegheny County, Industrial
    Development Authority,
    Environmental Improvement
    USX Project (RB) (B)
      4.000%               12/01/32        6,000        6,000
  Allegheny County, Industrial
    Development Authority,
    Longwood Oakmont
    Project (RB) (A) (B)
      4.200%               07/01/27        1,400        1,400
  Allegheny County, Industrial
    Development Authority,
    Longwood Oakmont Project
    (RB) (A) (B) Series A
      4.200%               07/01/27        4,000        4,000
  Allegheny County, Industrial
    Development Authority,
    Longwood Oakmont
    Project (RB) (A) (B) Series C
      4.200%               07/01/27        6,800        6,800
  Beaver County (TECP)
      4.300%               01/12/01        2,600        2,600
  Beaver County, Industrial
    Development Authority,
    Duquesne Light Project
    (RB) (AMBAC) Series E
      4.150%               12/15/00        4,000        4,000
  Beaver County, Pollution
    Control Authority, Atlantic
    Richfield Project (RB) (B)
      4.150%               12/01/20        2,000        2,000
  Bucks County, Industrial
    Development Authority,
    Tru Realty Project (RB) (A) (B)
      4.350%               12/01/18        3,000        3,000
  Bucks County, Industrial
    Development Authority,
    Edgcomb Metals Project (RB) (A) (B)
      4.200%               10/01/09        2,400        2,400
  Bucks County, Industrial
    Development Authority,
    USX Project (RB) (A) (B)
      4.250%               02/08/01        3,250        3,250
  Central Bucks County, School
    District Authority (GO) (ETM)
      6.400%               02/01/01        1,000        1,004
  Central Bucks County, School
    District Authority (GO) (FGIC) (B)
      4.200%               02/01/20        2,000        2,000
  Central Dauphin County, School
    District Authority (GO)
      6.000%               06/01/01          900          907

                           -----------------------------------
                                                         VALUE
                           MATURITY    PAR (000)         (000)
                           -----------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Chester County, Industrial
    Development Authority,
    Archdiocese of Philadelphia
    Project (RB) (A) (B) Series 1997
      4.200%               07/01/27       $1,850    $   1,850
  Commonwealth of Pennsylvania
    (TECP)
      4.450%               01/25/01        1,000        1,000
  Commonwealth of Pennsylvania
    (TECP) Series 97A
      4.200%               12/13/00        1,000        1,000
  Dallastown Area, School District
    Authority (GO) (FGIC) (B)
      4.200%               05/01/20        2,000        2,000
  Delaware County (TECP)
      4.350%               01/26/01        2,000        2,000
  Delaware County, Industrial
    Development Authority,
    Scott Paper Project
    (RB) (B) Series A
      4.200%               12/01/18        1,900        1,900
  Delaware County, Industrial
    Development Authority,
    Scott Paper Project
    (RB) (B) Series B
      4.200%               12/01/18        2,600        2,600
  Delaware County, Industrial
    Development Authority,
    UPS Project (RB) (B) Series 1985
      4.050%               12/01/15          300          300
  Delaware Valley, Regional
    Industrial Finance Authority,
    Local Government Project
    (RB) (A) (B) Series D
      4.150%               08/01/16        2,700        2,700
  Downingtown Area, School
    District Authority (TRAN)
      5.100%               06/29/01        2,500        2,511
  Emmaus, General Authority
    (RB) (FSA) (B)
      4.150%               12/01/28        7,000        7,000
  Everett Area, School District
    (GO) (FSA) Series AA
      4.300%               09/15/01          450          450
  Geisinger, Health Systems
    Authority, Geisinger Health
    Project (RB) (B)
      4.200%               08/01/28        4,000        4,000
  Gettysburg Area, Industrial
    Development Authority,
    Brethren Home Community
    Project (RB) (A) (B)
      4.150%               06/01/24        4,000        4,000
  Lancaster, School District
    (GO) (FGIC)
      4.350%               02/15/01          400          400
  Lancaster, Higher Education
    Authority, Franklin & Marshall
    College Project (RB) (B) Series 1997
      4.220%               04/15/27        3,980        3,980


                             See Accompanying Notes

                                                         STATEMENT OF NET ASSETS

                                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

                                                               NOVEMBER 30, 2000
                                                                     (UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------

MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Lehigh County, General Purpose
    Authority, Lehigh Valley Health
    Project (RB) (MBIA) (B) Series B
      4.100%               07/01/29     $    400  $       400
  Lehigh County, General Purpose
    Authority, Lehigh Valley
    Hospital Project (RB)
    (AMBAC) (B) Series A
      4.100%               07/01/28        2,700        2,700
  Middletown Township (GO) (MBIA)
      4.300%               03/01/01          160          160
  Montgomery County (TECP)
      4.200%               12/06/00        2,000        2,000
      4.400%               12/07/00        2,500        2,500
      4.200%               12/12/00        3,000        3,000
      4.200%               01/24/01        2,000        2,000
  New Castle Area, Hospital
    Authority, Jameson Memorial
    Hospital Project (RB) (FSA) (B)
      4.250%               07/01/26        3,200        3,200
  Norristown (TRAN)
      4.250%               12/28/00        1,500        1,500
  Northampton County, Higher
    Education Authority, Lafayette
    College Project (RB) (A) (B) Series B
      4.250%               11/01/28        3,500        3,500
  Northhampton County, Higher
    Education Authority,
    Lehigh University Project
    (RB) (MBIA)
      6.000%               09/01/01          845          856
  Pen Argyl Area, School District
    (TRAN)
      4.950%               06/28/01        1,350        1,352
  Penn Trafford, School District
    (GO) (FGIC)
      4.250%               04/01/01        1,715        1,715
  Pennsylvania (TECP)
      4.150%               01/24/01        1,000        1,000
  Pennsylvania State (GO) (MBIA)
    Second Series
      5.000%               06/15/01        2,000        2,008
  Pennsylvania State (GO) First Series
      6.000%               09/15/01        1,000        1,013
  Pennsylvania State, Higher
    Education Assistance Authority
    (RB) (FGIC) Series A
      6.800%               12/01/00        1,000        1,000
  Pennsylvania State, Higher
    Educational Assistance Agency,
    Student Loan Project (RB) (A)
      4.625%               12/01/00          500          500
  Pennsylvania State, Higher
    Educational Authority, Association
    of Independent Colleges & Universities,
    Mullenburg College Project (RB) Series D
      4.350%               05/01/01        1,000        1,000
  Pennsylvania State, Higher
    Educational Authority,
    Lafayette College Project (RB) (A) (B)
      5.000%               11/28/01        1,500        1,509

                           -----------------------------------
                                                         VALUE
                           MATURITY    PAR (000)         (000)
                           -----------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State, Higher
    Educational Facility Authority,
    Carnegie Mellon University
    Project (RB) (B) Series A
      4.200%               11/01/25       $1,500      $ 1,500
  Pennsylvania State, Higher
    Educational Facility Authority,
    Carnegie Mellon University
    Project (RB) (B) Series C
      4.200%               11/01/29        1,100        1,100
  Pennsylvania State, Higher
    Educational Facility Authority,
    Council of Independent
    Colleges Project (RB) (A) (B)
      4.250%               04/01/01        2,500        2,500
  Pennsylvania State, Higher
    Educational Facility Authority,
    Medical College Project,
    Prerefunded 03/01/01 @ 102
    (RB) Series A

      7.375%               03/01/01        2,000        2,054
  Pennsylvania State, Higher
    Educational Facility Authority,
    University of Pennsylvania
    Trustees Project (RB)
      4.500%               07/15/01        1,100        1,101
  Pennsylvania State, Housing
    Finance Agency, Rental
    Housing Project (RB) (FNMA)
      4.950%               01/01/01        2,000        2,000
  Pennsylvania State, Public School
    Building Authority, Parkland
    School District Project (RB)
    (FGIC) (A) (B) Series D
      4.200%               03/01/19        1,540        1,540
  Pennsylvania State, Turnpike
    Commission (RB) (B) Series Q
      4.200%               06/01/27        1,400        1,400
      4.200%               06/01/28        2,000        2,000
  Philadelphia (TRAN) Series A
      5.000%               06/29/01        2,200        2,208
  Philadelphia, Industrial
    Development Authority,
    Chemical Heritage Foundation
    Project (RB) (A) (B)
      4.150%               07/01/27        1,000        1,000
  Philadelphia, Industrial
    Development Authority,
    Fox Chase Cancer Center
    Project (RB) (A) (B) Series 1997
      4.250%               07/01/25        3,600        3,600
  Philadelphia, Water & Wastewater
    Authority (RB) (FSA)
      4.875%               06/15/01          840          841
  Philadelphia, Water and Sewer
    Authority, Prerefunded 08/01/01
    @ 102 (RB) Sixteenth Series
      7.500%               08/01/01        1,650        1,717
  Quaker Valley, School District (TRAN)
      4.950%               06/29/01        2,100        2,103


                             See Accompanying Notes

STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2000

(UNAUDITED)

                           ----------------------------------
                                                        VALUE
                           MATURITY     PAR (000)       (000)
                           ----------------------------------

NICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Quakertown, General Authority
    (RB) (A) (B) Series A
      4.050%               07/01/26       $3,145    $   3,145
  Sayre, Health Care Facilities
    Authority, VHA Capital
    Financing Program (RB)
    (AMBAC) (B) Series 1985 A
      4.150%               12/01/20        3,100        3,100
  Sayre, Health Care Facilities
    Authority, VHR Capital
    Financing Project (RB)
    (AMBAC) (B) Series 1985-I
      4.150%               12/01/20        2,750        2,750
  Sayre, Health Care Facilities
    Authority, VHR Capital
    Financing Project (RB)
    (AMBAC) (B) Series 1985-M
      4.150%               12/01/20        1,000        1,000
  Scranton-Lackawanna,
    Health & Welfare Authority,
    University of Scranton
    Project (RB) (A)
      4.400%               05/01/01        1,615        1,615
  State College Area, School
    District (GO) (FSA)
      4.400%               03/01/01          300          300
  Temple University of the
    Commonwealth Systems,
    University Funding Obligation
    Project (RB) (A) Series 2000-A
      4.252%               05/10/01        2,000        2,006
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series 2000A
      4.150%               09/15/24        7,000        7,000
  Venango, Industrial Development
    Authority, Pennzoil
    Project (RB) (A) (B)
      4.650%               12/01/12          895          895
  Washington County,
    Leasing Authority, Higher
    Educational Pooled Equipment
    Leasing Project  (RB) (A)
    (B) Series 1985
      4.200%               11/01/05        1,230        1,230
  York County, Industrial
    Development Authority,
    Public Service Electric &
    Gas Project (RB) (MBIA) (B)
    Series 1995-A
      4.100%               09/01/20        4,300        4,300
                                                     --------
                                                      169,720
                                                     --------
Total Municipal Bonds
   (Cost $169,720)                                    169,720
                                                     --------
                                       ----------------------
                                        Number of       Value
                                         Shares         (000)
                                       ----------------------
CASH EQUIVALENTS -- 0.7%
  Blackrock Pennsylvania Municipal
    Money Market Fund                    100,000     $    100
  Federated Pennsylvania
    Cash Trust                         1,157,330        1,157
                                                     --------
Total Cash Equivalents

   (Cost $1,257)                                        1,257
                                                     --------
Total Investments -- 99.5%
   (Cost $170,977)*                                   170,977
                                                     ========
Other Assets and Liabilities,
   Net -- 0.5%                                            798
                                                     --------

NET ASSETS:
  Portfolio Shares of Class I
   (unlimited authorization -- no
   par value) based on
   114,932,347 outstanding shares of
   beneficial interest                                114,932
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 56,877,592 outstanding shares of
   beneficial interest                                 56,879
  Distributions in excess of net investment income        (23)
  Accumulated net realized loss on investments            (13)
                                                     --------
Total Net Assets -- 100.0%                           $171,775
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                     $1.00
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                     $1.00
                                                     ========

------------------------------------------------
*ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BACKED BY A MAJOR FINANCIAL INSTITUTION.
(B) VARIABLE RATE OBLIGATION PAYABLE AT PAR ON DEMAND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000. THE MATURITY DATE REPORTED IS THE FINAL MATURITY,NOT THE NEXT RESET OR PUT DATE.
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM--ESCROWED TO MATURITY
FGIC--FEDERAL GUARANTY INSURANCE COMPANY
FNMA --FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA --FINANCIAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                            ARMADA TAX EXEMPT MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                     (UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------

MUNICIPAL BONDS -- 98.9%
ALASKA -- 2.4%
  Valdez, Marine Terminal
    Authority, Arco Transportation
    Project (RB) (A) (B) Series B
      4.200%               05/01/31       $6,000      $ 6,000
  Valdez, Marine Terminal Authority,
    Arco Transportation Project
    (RB) (A) (B) Series C
      4.350%               01/08/01        5,000        5,000
  Valdez, Marine Terminal Authority,
    Arco Transportation Project
    (TECP) Series C

      4.250%               12/12/00        5,000        5,000
  Valdez, Marine Terminal Authority,
    Exxon Pipeline Project (RB) (B)
      4.200%               10/01/25        2,200        2,200
                                                     --------
                                                       18,200
                                                     --------
ARIZONA -- 2.0%
  Maricopa County, Pollution
    Control Authority, Arizona
    Public Service (RB) (A) (B) Series E
      4.200%               05/01/29        3,600        3,600
  Salt River, Agricultural
    Improvement District (TECP)
      4.350%               01/05/01        6,000        6,000
  Salt River Project (TECP)
      4.200%               12/12/00        5,000        5,000
                                                     --------
                                                       14,600
                                                     --------
COLORADO -- 1.6%
  Colorado State, Health Facilities
    Authority, North Colorado
    Medical Center Project
    (RB) (MBIA) (A) (B)
      4.000%               05/15/20        4,300        4,300
  Westminster, Industrial
    Development Authority,
    Ball Project (RB) (A) (B)
      4.200%               06/01/05        8,000        8,000
                                                     --------
                                                       12,300
                                                     --------
CONNECTICUT-- 0.2%
  Connecticut State, Health &
    Education Facility Authority,
    Yale University Project
    (RB) (B) Series U2
      4.000%               07/01/33        1,800        1,800
                                                     --------
DISTRICT OF COLUMBIA-- 0.4%
  District of Columbia,
    George Washington University
    Project (RB) (MBIA) (A) (B)
    Series 1999 B
      4.250%               09/15/29        3,000        3,000
                                                     --------
FLORIDA -- 0.4%

  Gainsville, Utilities System
    (TECP) Series C

      4.350%               02/07/01        3,000        3,000
                                                     --------

                                 ----------------------------
                                                        VALUE
                                 MATURITY  PAR (000)    (000)
                                 ----------------------------

MUNICIPAL BONDS -- CONTINUED
GEORGIA -- 7.8%
  Burke County, Pollution Control
    Authority, Voglethorpe Power
    Plant Project (RB) (AMBAC)
    (B) Series 2000
      4.250%               01/01/21       $3,000     $  3,000
  Cobb County, Industrial
    Development Authority,
    Whitefield Academy Project
    (RB) (A) (B) Series 2000
      4.200%               07/01/25        6,000        6,000
  Douglas County, School
    District (TAN)
      4.600%               12/29/00        3,500        3,500
  Monroe County, Development
    Authority & Pollution Control
    Board, Oglethorpe Power
    Project (RB) (AMBAC) (B) Series A
      4.250%               01/01/20        2,925        2,925
  Monroe County, Pollution Control
    Authority, Oglethorpe Power
    Project (RB) (AMBAC) (B)
      4.250%               01/01/21        5,765        5,765
  Municipal Electric Authority of
    Georgia (TECP)
      4.200%               12/11/00        6,835        6,835
  Municipal Electric Authority of
    Georgia (TECP) Sub Project 1
    Series B
      4.200%               12/13/00        5,000        5,000
  Municipal Electric Authority of
    Georgia, Project One (RB)
    (MBIA) (A) (B) Series 2000-C
      4.050%               01/01/20       15,000       15,000
  Private College & University
    Facilities Authority, Emory
    University Project (RB) (B)
    Series 2000-B
      4.000%               11/01/35        4,000        4,000
  State of Georgia, Trust Receipts
    (GO) (A) (B) Series 128
      4.220%               02/01/12        6,000        6,000
                                                     --------
                                                       58,025
                                                     --------
ILLINOIS -- 9.8%

  Illinois State, Educational
    Facilities Authority, Art
    Institute of Chicago Cultural
    Project (RB) (A) (B)
      4.250%               07/01/29        7,500        7,500
  Illinois State, Educational
    Facilities Authority, Lake
    Forest Open Lands Project
    (RB) (A) (B)
      4.150%               08/01/33        7,000        7,000
  Illinois State, Educational
     Authority, Museum of
    Natural History Project
    (RB) (A) (B)
      4.200%               11/01/34        8,000        8,000


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------


MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State, Educational
    Facilities Authority, National
    Louis University Project
    (RB) (A) (B) Series B
      4.200%               06/01/29       $3,000   $    3,000
  Illinois State, Educational
    Facilities Authority,
    Northwestern University
    Project (RB) (B)
      4.200%               03/01/28        8,736        8,736
  Illinois State, Educational
    Facilities Authority,
    University of Chicago (TECP)
      4.750%               01/26/01        5,000        5,000
  Illinois State, Finance
    Development Authority,
    Loyola Academy Project
    (RB) (A) (B) Series A
      4.150%               10/01/27        5,000        5,000
  Illinois State, Health Facilities
    Authority, Northwestern
    Memorial Hospital
    Project (RB) (A) (B)
      4.250%               08/15/25        9,000        9,000
  Illinois State, Health Facilities
    Authority, Resurrection
    Health Project (RB) (FSA)
    (B) Series B
      4.200%               05/15/29        2,000        2,000
  Illinois State, Health Facilities
    Authority, University of
    Chicago Hospitals Project
    (RB) (MBIA) (B)
      4.250%               08/01/26        3,750        3,750
  Illinois State, Trust Receipts
    (GO) (FGIC) (B) Series 133
      4.220%               10/01/07        4,995        4,995
  Naperville, Dupage
    Childrens Museum Project
    (RB) (A) (B)
      4.200%               06/01/30        9,000        9,000
                                                     --------
                                                       72,981
                                                     --------
INDIANA -- 4.4%
  Indiana State, Health
    Facilities Financing Authority,
    Capital Access Program
    (RB) (A) (B) Series 1991
      4.200%               08/01/06        5,700        5,700
  Indiana State, Health
    Facilities Financing Authority,
    Capital Access Program
    (RB) (A) (B) Series 1997
      4.200%               01/01/12        9,025        9,025
  Indiana State, Hospital
    Equipment Financing
    Authority (RB) (MBIA)
    (B) Series A
      4.200%               12/01/15        4,700        4,700

                                   -----------------------------
                                                         VALUE
                                   MATURITY  PAR (000)    (000)
                                   -----------------------------

MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Purdue University, Student
    Fee Project (RB) (B) Series O
      4.150%               07/01/19       $4,325    $   4,325
  Sullivan, Hoosier Energy
    Authority, Rural Electric
    Project (TECP)
      4.200%               01/17/01        4,700        4,700
  Sullivan, Hoosier Energy
    Authority (TECP)
      4.400%               01/09/01        3,900        3,900
                                                     --------
                                                       32,350
                                                     --------
KANSAS -- 1.8%
  City of Burlington (TECP)
      4.200%               01/18/01        8,300        8,300
  Wichita (AN) Series 201
      5.000%               02/22/01        5,000        5,008
                                                     --------
                                                       13,308
                                                     --------
LOUISIANA -- 0.4%
  St. James Parrish, Pollution
    Control Authority, Texaco
    Project (RB) (A) (B) Series A
      4.500%               12/14/00        3,000        3,000
                                                     --------
MICHIGAN -- 6.4%
  Clarkston, Community Schools (AN)
      4.800%               08/21/01        5,000        5,014
  Detroit, Sewer Disposal
    Authority (RB) (MBIA) (B)
    Series A
      4.000%               07/01/23        8,000        8,000
  Hartland, School District
    Authority (AN)
      5.375%               08/24/01        5,400        5,435
  Holt, Public Schools
    (GO) (A) Series B
      4.300%               03/01/01        3,000        3,000
  Jackson County, Economic
    Development Authority,
    Sealed Power Project (RB) (A) (B)
      4.350%               10/01/19        2,000        2,000
  Michigan State (TECP)
      4.400%               03/28/01        5,000        5,000
  Michigan State, Strategic
    Pollution Control Authority,
    Consumers Power Project (RB)
    (AMBAC) (B)
      4.200%               04/15/18        5,400        5,400
  Michigan State, Strategic Fund
    Authority, Detroit Edison
    Project (RB) (A) (B)
      4.250%               09/01/30        1,700        1,700
  Michigan State, Trust Receipts
    (RB) (B) Series 125
      4.200%               11/01/13        5,000        5,000
  Milan, Area Schools (GO)
    (A) (B) Series B
      4.150%               05/01/30        5,000        5,000


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                            ARMADA TAX EXEMPT MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)

                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN -- CONTINUED
  Monroe County, Economic
    Development Authority,
    Detroit Edison (RB)
    (A) (B) Series C
      4.250%               10/01/24      $   700     $    700
  Royal Oak, Hospital Finance
    Authority, William Beaumont
    Hospital Project (RB) (B) Series J
      4.250%               01/01/03        1,000        1,000
                                                     --------
                                                       47,249
                                                     --------
MINNESOTA -- 2.2%
  Minneapolis, University Gateway
    Project (RB) (B) Series B
      4.100%               12/01/27        2,970        2,970
  Minnesota, School District
    Authority, Tax Anticipation
    Indebtness (COP) (A) Series B
      4.750%               02/16/01        4,500        4,505
  Olmsted County, Human
    Services Campus Infrastructure
    Project (COP) (A) (B)
      4.100%               08/01/05        9,195        9,195
                                                      --------
                                                       16,670
                                                     --------
MISSISSIPPI-- 0.6%
  Jackson County, Water Systems (GO)
      4.150%               02/01/01        4,400        4,400
                                                     --------
MISSOURI -- 2.0%
  Kansas City, Industrial
    Development Authority,
    Research Health Services
    Systems Project (RB) (MBIA) (B)
      4.500%               10/15/14        3,000        3,000
  Missouri, Health & Educational
    Facilities Authority, Stowers
    Institute for Medical Research
    Project (RB) (MBIA) (B) Series 2000
      4.100%               07/01/35        5,000        5,000
  Missouri State, Health &
    Educational Facilities Authority,
    Washington University
    Project (RB) (A) (B)
      4.100%               09/01/09        4,400        4,400
  Missouri State, Health &
    Educational Facilities Authority,
    Washington University
    Project (RB) (A) (B) Series D
      4.200%               09/01/30        2,200        2,200
                                                     --------
                                                       14,600
                                                     --------
NEVADA -- 1.1%
  Las Vegas Valley, Water
    District (TECP)
      4.400%               01/26/01        8,000        8,000
                                                     --------
NEW JERSEY -- 0.8%
  North Plainfield, Board of
    Education (AN)
      4.750%               03/12/01        6,100        6,107
                                                     --------

                                  ----------------------------
                                                        VALUE
                                  MATURITY  PAR (000)    (000)
                                  ----------------------------
MUNICIPAL BONDS -- CONTINUED
NEW YORK -- 0.7%
  New York (GO) (A) (B) Series J2
      4.000%               02/15/16    $   5,000   $    5,000
                                                 ------------
NORTH CAROLINA -- 7.9%
  North Carolina State, University
    Raleigh Centennial Campus
    Project (RB) (FSA) (B) Series A
      4.200%               12/15/19        5,000        5,000
  North Carolina State, Educational
    Facilities Finance Agency,
    Bowman Gray School of
    Medicine Project (RB) (A) (B)
      4.100%               09/01/20       10,600       10,600
  North Carolina State, Medical
    Care Commission, Hospital
    Pooled Financing Project
    (RB) (A) (B) Series A
      4.250%               10/01/16        6,510        6,510
  North Carolina, Medical Care
    Commission, The Givens
    Estates Project (RB) (A) (B)
      4.250%               12/01/26        3,880        3,880
  Raleigh Durham, Airport
    Authority, American Airlines
    Project (RB) (A) (B) Series A
      4.250%               11/01/15        7,500        7,500
  University of North Carolina,
    Housing Systems Project (RB) (B)
      4.100%               11/01/25       10,000       10,000
  University of North Carolina,
     School of Medical Ambulance
    Care Clinic Project (RB) (B)
      4.100%               07/01/12        1,900        1,900
  Winston-Salem, Municipal
    Leasing (COP) (B)
      4.150%               07/01/03        8,300        8,300
  Winston-Salem, Municipal
    Leasing (COP) (B) Series 2000
      4.150%               07/01/05        5,000        5,000
                                                     --------
                                                       58,690
                                                     --------
OHIO-- 13.2%
  Allen County (BAN)
      4.650%               09/12/01        5,165        5,175
  Avon Lake (BAN)
      4.750%               03/29/01        2,050        2,053
  Cincinnati & Hamilton Counties,
    Economic Development
    Authority, Kenwood Office
    Association Project (RB) (A) (B)
      4.500%               09/01/25        1,000        1,000
  Columbus (GO) (B) Series 1
      4.050%               06/01/16        4,230        4,230
  Columbus, Sewer & Water
    Improvement Authority (RB) (B)
      4.150%               06/01/11        2,350        2,350
  Coshocton County, Hospital
    Facilities Authority,
    Memorial Hospital Project
    (RB) (A) (B)
      4.200%               03/01/19        1,300        1,300


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2000

(UNAUDITED)

                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County (BAN) Series 2000
      4.750%               07/27/01       $5,560  $     5,573
  Cuyahoga County, Hospital
    Facilities Authority, Cleveland
    Clinic Foundation Project
    (RB) (B) Series 1997-D
      4.250%               01/01/26        1,745        1,745
  Cuyahoga County, Hospital
    Facilities Authority, Cleveland
    Clinic Foundation (RB) (B)
      4.050%               01/01/16        2,795        2,795
  Euclid City, School District (BAN)
      5.125%               06/14/01        2,060        2,062
  Highland County (BAN)
      4.770%               07/20/01        5,000        5,005
  Lorain County (BAN)
      4.750%               09/14/01        4,545        4,553
  Lucas County, Health Care
    Facilities Authority, Sunset
    Retirement Community
    Project (RB) (A) (B)
      4.150%               08/15/30        4,100        4,100
  Madison, Local School
    District (BAN)
      4.600%               02/01/01        2,770        2,771
  Mahoning County, Hospital
    Facilities Authority,
    Forum Health Obligation
    Group Project (RB) (MBIA) (B)
      4.220%               12/01/28        6,600        6,600
  Mentor (BAN)
      4.650%               07/19/01        4,425        4,432
  Middleburg Heights, Hospital
    Improvement Authority,
    Southwest General Hospital
    Project, Prerefunded
    08/15/01 @ 102 (RB)
      7.200%               08/15/01        7,000        7,275
  Muskingum County (BAN)
      5.150%               06/01/01        2,650        2,653
  Ohio State, Air Quality
    Development Authority,
    Cincinnati Gas & Electric
    Project (RB) (A) (B) Series B
      4.250%               12/01/15        1,300        1,300
      4.200%               09/01/30        1,700        1,700
  Ohio State, Higher Educational
    Facilities Authority, Xavier
    University Project (RB) (A) (B)
     Series B
      4.200%               11/01/30        5,000        5,000
  Ohio State, Higher Educational
    Facilities Commission, Kenyon
    College Project (RB) (B)
      4.200%               08/01/03        3,700        3,700
  Ohio State, Higher Educational
    Facilities Commission,
    Lake Erie Project (RB) (A) (B)
      4.300%               12/01/16        1,610        1,610


                                    ----------------------------
                                                           VALUE
                                    MATURITY  PAR (000)    (000)
                                    -----------------------------

MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State, University General
    Receipts (RB) (B) Series B
      4.000%               12/01/29       $3,000     $  3,000
  Orange City, School District (BAN)
      4.600%               07/19/01        2,750        2,754
  Scioto County, Hospital Facilities
    Authority, VHA Central Capital
    Asset Finance Program (RB)
    (AMBAC) (B) Series B
      4.200%               12/01/25        2,725        2,725
  Shaker Heights (BAN)
      5.000%               05/31/01        3,935        3,938
  Streetsboro, City School District (BAN)
      4.750%               04/27/01        4,000        4,005
  Summit County (BAN)
      5.500%               05/31/01        2,408        2,416
                                                     --------
                                                       97,820
                                                     --------
PENNSYLVANIA -- 4.1%
  Allegheny County, Industrial
    Development Authority,
    Environmental Improvement
    USX Project (RB) (B)
      4.000%               12/01/32        5,000        5,000
  Allegheny County, Industrial
    Development Authority,
    Longwood Oakmont Project
    (RB) (A) (B) Series A
      4.200%               07/01/27        1,200        1,200
  Emmaus, General Authority
    (RB) (FSA) (B)
      4.150%               12/01/28       10,000       10,000
  Lehigh County, General Purpose
    Authority, Lehigh Valley
    Hospital Project (RB)
    (AMBAC) (B) Series A
      4.100%               07/01/28        1,800        1,800
  Geisinger, Health System
    Authority, Penn State Geisinger
    Project (RB) (A) (B) Series 1998 B
      4.450%               08/15/28        2,780        2,780
  Quakertown, Hospital Facilities
    Authority, Pooled Financing
    Program (RB) (A) (B)
      4.050%               07/01/05        4,000        4,000
  Sayre, Health Care Facilities
    Authority, VHR Capital
    Financing Project (RB)
    (AMBAC) (B) Series 1985-M
      4.150%               12/01/20        3,000        3,000
  University of Pittsburgh,
    University Capital Project
    (RB) (A) (B) Series 2000A
      4.150%               09/15/24        3,000        3,000
                                                     --------
                                                       30,780
                                                     --------
SOUTH CAROLINA -- 4.2%
  Charleston County, School
    District (TAN)
      4.600%               04/13/01        5,000        5,005


                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                            ARMADA TAX EXEMPT MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                    (UNAUDITED)

                           -----------------------------------
                                                         VALUE
                           MATURITY      PAR (000)       (000)
                           -----------------------------------
MUNICIPAL BONDS --CONTINUED
SOUTH CAROLINA -- CONTINUED
  Guilford County (GO) (B) Series C
      4.200%               10/01/19       $8,000     $  8,000
  South Carolina, Educational
    Facilities Authority, Anderson
    College Project (RB) (A) (B) Series A
      4.200%               10/01/14        2,130        2,130
  South Carolina, Public Service (TECP)
      4.250%               01/16/01        5,000        5,000
      4.400%               01/25/01        4,000        4,000
      4.250%               02/12/01        6,900        6,900
                                                     --------
                                                       31,035
                                                     --------
TENNESSEE -- 1.1%
  Metropolitan Government of
    Nashville & Davidson County,
    Health & Educational Facilities
    Board, Vanderbilt University
    Project (RB) (B) Series B
      4.150%               10/01/30        4,000        4,000
  Tennessee State, School Bond
    Authority (TECP) Series A
      4.350%               12/21/00        4,000        4,000
                                                     --------
                                                        8,000
                                                     --------
TEXAS -- 7.2%
  Dallas Area, Rapid Transit (TECP)
      4.450%               01/31/01        4,000        4,000
  Deer Park, Independent
    School District (GO) (A)
      6.250%               02/15/01        1,000        1,004
  Fort Worth (TECP)
      4.200%               01/17/01        7,000        7,000
      4.300%               02/09/01        4,000        4,000
  Harris County (TECP)
      4.500%               01/12/01        4,200        4,200
      4.450%               01/29/01        3,689        3,689
      4.500%               01/30/01        4,000        4,000
  Harris County, Health Facilities
    Development Authority,
    Methodist Hospital Project
    (RB) (B) Series A
      4.250%               12/01/25        1,400        1,400
  Houston Texas (TECP)
      4.350%               03/15/01        7,000        7,000
  Houston Texas (TECP) Series 1999A
      4.300%               02/14/01        5,000        5,000
  Houston Texas (TECP) Series B
      4.350%               01/11/01        4,000        4,000
      4.400%               01/11/01        3,700        3,700
  San Antonio, Health Facilities
    Authority, Centers for Clinical
    Foundation Project (RB) (A) (B)
      4.200%               06/01/20        4,600        4,600
                                                     --------
                                                       53,593
                                                     --------
UTAH -- 3.4%
  Emery County, Pollution Control
    Authority, Pacificorp Project
    (RB) (A) (B)
      4.100%               07/01/15       12,100       12,100
  Intermountain Power Agency (TECP)
      4.400%               01/10/01        4,700        4,700
      4.300%               01/16/01        3,300        3,300

                                 ----------------------------
                                                        VALUE
                                 MATURITY  PAR (000)    (000)
                                 ----------------------------
MUNICIPAL BONDS -- CONTINUED
UTAH -- CONTINUED
  Salt Lake County, Pollution
    Control Authority, Station
    Holdings Project (RB) (A) (B)
      4.200%               02/01/08       $1,800     $  1,800
  Utah University, Auxiliary &
    Campus Facilities (RB) (B)
    Series 1997-A
      4.100%               04/01/27        3,050        3,050
                                                     --------
                                                       24,950
                                                     --------
VIRGINIA-- 1.4%
  Hampton Hospital (TECP)
      4.300%               01/16/01        5,200        5,200
  Norfolk, Pooled Financing
    Program (TECP)
      4.350%               12/13/00        5,000        5,000
                                                     --------
                                                       10,200
                                                     --------
WASHINGTON -- 3.1%
  Chelan County, Public Utility
    District Authority, Chelan
    Hydro Project (RB) (MBIA)
    (B) Series A
      4.200%               06/01/15        4,065        4,065
  Washington State, Health Care
    Facilities Authority, Fred
    Hutchinson Cancer Research
    Center Project (RB) (A) (B)
      4.500%               01/01/23        1,600        1,600
      4.500%               01/01/29        6,650        6,650
  Washington State, Health Care
    Facilities Authority, Fred
    Hutchinson Cancer Research
    Center Project (RB) (A) (B)
    Series 1991-A
      4.500%               01/01/18        2,000        2,000
  Washington State, Health Care
    Facilities Authority, Fred
    Hutchinson Cancer Research
    Center Project (RB) (A) (B)
    Series 1991-B
      4.500%               01/01/18        3,600        3,600
  Washington State, Health Care
    Facilities Authority, National
    Health Research & Education
    Project (RB) (A) (B)
      4.150%               01/01/32        5,000        5,000
                                                     --------
                                                       22,915
                                                     --------
WISCONSIN -- 6.3%
  Boyceville, Community School
    District (BAN)
      6.000%               06/15/01        3,575        3,590
  Carlton, Pollution Control
    Authority, Power and Light
    Company Project (RB) (B) Series B
      4.250%               09/01/05        1,900        1,900


                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TAX EXEMPT MONEY MARKET FUND

NOVEMBER 30, 2000
(UNAUDITED)
                           ----------------------------------
                                       PAR (000)/       VALUE
                           MATURITY  NUMBER OF SHARES   (000)
                           ----------------------------------
MUNICIPAL BONDS -- CONTINUED
WISCONSIN -- CONTINUED
  Oak Creek, Pollution Control
    Authority, Electric Power
    Company Project (RB) (B)
      4.150%               08/01/16       $3,100    $   3,100
  Oshkosh, Area School
    District (TRAN)
      4.650%               08/22/01        6,500        6,516
  Wisconsin State (TECP)
      4.200%               12/11/00        4,085        4,085
      4.300%               02/08/01        6,017        6,017
      4.250%               03/08/01        6,850        6,850
  Wisconsin State (TECP) Series A
      4.250%               02/28/01        7,027        7,027
  Wisconsin State, Health &
    Educational Facilities Authority,
    Gundersen Lutheran Project
    (RB) (FSA) (B) Series A
      4.250%               12/01/15        8,000        8,000
                                                     --------
                                                       47,085
                                                     --------
WYOMING -- 0.5%
  Converse County, Pollution
    Control Authority, Pacificorp
    Project (RB) (AMBAC) (B)
      4.250%               11/01/24        3,700        3,700
                                                     --------
MULTI-STATE -- 1.5%
  ABN Amro Munitops Certificate,
    Trust Authority (A) (B)
    Series 1999-6
      4.230%               03/07/07        3,000        3,000
  ABN Amro Munitops Certificate,
    Trust Authority (A) (B)
    Series 2000-13
      4.350%               07/25/01        3,000        3,000
  ABN Amro Munitops Certificate,
    Trust Authority (MBIA) (A) (B)
    Series 1999-12
      4.230%               07/04/07        5,000        5,000
                                                     --------
                                                       11,000
                                                     --------
Total Municipal Bonds
   (Cost $734,358)                                    734,358
                                                     --------

CASH EQUIVALENTS -- 0.7%

  Federated Tax-Free Money

    Market Fund                        2,100,000        2,100
  Goldman Sachs Financial
    Square Tax-Exempt Money

    Market Fund                        3,518,976        3,519
                                                     --------
Total Cash Equivalents
   (Cost $5,619)                                        5,619
                                                     --------
Total Investments-- 99.6%
   (Cost $739,977)*                                   739,977
                                                     ========
Other Assets and Liabilities,
   Net -- 0.4%                                          2,874
                                                     --------

                                                     -------
                                                      VALUE
                                                      (000)
                                                     -------
NET ASSETS:
  Portfolio Shares of Class I
 (unlimited authorization -- no
 par value) based on
 488,690,361 outstanding shares of
   beneficial interest                              $488,690
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 254,338,644 outstanding shares of
   beneficial interest                               254,343
  Distributions in excess of net
   investment income                                    (160)
  Accumulated net realized loss on investments           (22)
                                                    --------
Total Net Assets -- 100.0%                          $742,851
                                                    ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                    $1.00
                                                    ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                    $1.00
                                                    ========

------------------------------------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(A) SECURITIES ARE BACKED BY A LETTER OF CREDIT BY A MAJOR FINANCIAL
    INSTITUTION.
(B) VARIABLE RATE OBLIGATION PAYABLE AT PAR ON DEMAND - THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2000. THE MATURITY DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AN--ANTICIPATION NOTE
BAN--BOND ANTICIPATION NOTE
COP--CERTIFICATES OF PARTICIPATION
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FSA--FEDERAL SECURITY ASSURANCE
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
TAN--TAX ANTICIPATION NOTE
TECP--TAX EXEMPT COMMERCIAL PAPER
TRAN--TAX AND REVENUE ANTICIPATION NOTE

                             See Accompanying Notes

                                                        STATEMENT OF NET ASSETS
                                              ARMADA TREASURY MONEY MARKET FUND

                                                              NOVEMBER 30, 2000
                                                                     (UNAUDITED)
                         -----------------------------------
                                       NUMBER OF      VALUE
                         MATURITY   SHARES/PAR (000)  (000)
                         -----------------------------------

U.S. TREASURY OBLIGATIONS -- 97.3%
U.S. TREASURY BILLS+ -- 89.7%
  U.S. Treasury Bills
      6.181%               12/07/00      $25,000    $  24,975
      6.115%               12/14/00       15,000       14,968
      6.370%               12/18/00       10,000        9,970
      6.362%               12/21/00       85,000       84,706
      6.113%               12/28/00       20,000       19,909
      5.980%               01/11/01       10,000        9,932
      6.080%               01/18/01       15,000       14,879
      6.000%               01/25/01       65,000       64,389
      6.262%               02/22/01       70,000       69,008
      6.130%               03/01/01       10,000        9,849
      6.191%               03/22/01        5,000        4,907
      6.127%               03/29/01       10,000        9,803
      6.030%               04/05/01        5,000        4,895
      6.220%               04/12/01        5,000        4,889
      6.197%               04/19/01        5,000        4,884
                                                     --------
                                                      351,963
                                                     --------
U.S. TREASURY NOTES -- 7.6%
  U.S. Treasury Notes
      4.500%               01/31/01       20,000       19,939
      5.375%               02/15/01       10,000        9,981
                                                     --------
                                                       29,920
                                                     --------
Total U.S. Treasury Obligations
   (Cost $381,883)                                    381,883
                                                     --------

CASH EQUIVALENTS -- 3.1%
  Federated U.S. Treasury Cash
    Reserve Money Market Fund          6,471,957        6,472
  Goldman Sachs Financial Square
    Treasury Money Market Fund         5,795,953        5,796
                                                     --------
Total Cash Equivalents
  (Cost $12,268)                                       12,268
                                                     --------
Total Investments -- 100.4%
   (Cost $394,151)*                                   394,151
                                                     ========
Other Assets and Liabilities,
   Net -- (0.4%)                                       (1,658)
                                                     --------

                                                     --------
                                                      VALUE
                                                      (000)
                                                     -------

NET ASSETS:
  Portfolio Shares of Class I
 (unlimited authorization -- no
 par value) based on
 339,254,900 outstanding shares of
 beneficial interest                                $339,245
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 53,254,729 outstanding shares of
   beneficial interest                                53,255
  Distributions in excess of net investment income       (52)
  Accumulated net realized gain on investments            45
                                                    --------
Total Net Assets -- 100.0%                          $392,493
                                                    ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                    $1.00
                                                    ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                    $1.00
                                                    ========


------------------------------------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(+) EFFECTIVE YIELD

                             See Accompanying Notes

STATEMENT OF NET ASSETS
ARMADA TREASURY PLUS MONEY MARKET FUND

NOVEMBER 30, 2000

(UNAUDITED)
                          ------------------------------------
                                                         VALUE
                          MATURITY      PAR (000)        (000)
                          ------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.7%
U.S. TREASURY BILL+-- 8.1%
  U.S. Treasury Bill
      6.362%               12/21/00      $15,000     $ 14,947
                                                     --------

U.S. TREASURY NOTES-- 13.6%
  U.S. Treasury Notes
      4.500%               01/31/01        8,000        7,976
      5.375%               02/15/01        5,000        4,986
      5.000%               04/30/01        3,000        2,981
      5.250%               05/31/01        6,500        6,466
      5.500%               07/31/01        2,500        2,486
                                                     --------
                                                       24,895
                                                     --------
Total U.S. Treasury Obligations
   (Cost $39,842)                                      39,842
                                                     --------
CASH EQUIVALENT -- 2.0%

  Financial Square Treasury
    Obligation Money Market
    Fund                                   3,603        3,603
                                                     --------
Total Cash Equivalent
   (Cost $3,603)                                        3,603
                                                     --------
REPURCHASE AGREEMENTS -- 76.7%
 BA Securities 6.430% (dated 11/30/00,
   matures 12/01/00, repurchase price
   $8,301,482; collateralized by U.S.
   Treasury obligation:
    total value $8,472,150)                8,300        8,300
  Credit Suisse First Boston 6.520%
 (dated 11/30/00, matures 12/01/00,
    repurchase price $45,008,150;
    collateralized by various U.S.
    Treasury obligations:
    total value $46,144,050)              45,000       45,000
  Dresdner
    6.490% (dated 11/30/00, matures
    12/01/00, repurchase price
    $45,08,113; collateralized by
    various U.S. Treasury obligations:
    total value $45,904,698)              45,000       45,000
  Goldman Sachs 6.450% (dated 11/30/00,
    matures 12/01/00, repurchase price
    $8,301,487; collateralized by U.S.
    Treasury obligation:
    total value $8,466,978)                8,300        8,300
  Greenwich
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $8,901,602; collateralized by various
    U.S. Treasury obligations:
    total value $9,078,685)                8,900        8,900
  JP Morgan
    6.480% (dated 11/30/00, matures
    12/01/00, repurchase price
    $8,901,602; collateralized by
    U.S. Treasury obligation:
    total value $9,078,768)                8,900        8,900

                                      ---------------------------
                                                        VALUE
                                      PAR (000)         (000)
                                      ---------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Morgan Stanley
    6.380% (dated 11/30/00, matures
    12/01/00, repurchase price
    $8,001,418; collateralized by
    various U.S. Treasury
    obligations:  total value
    $8,486,955)                           $8,000     $  8,000
  UBS Warburg Dillon 6.470% (dated
    11/30/00, matures 12/01/00,
    repurchase price $8,306,493;
    collateralized by a U.S.
    Treasury obligation:
    total value $8,472,392)                8,305        8,305
                                                     --------
Total Repurchase Agreements

   (Cost $140,705)                                    140,705
                                                     --------
Total Investments -- 100.4%
   (Cost $184,150)                                    184,150
                                                     ========
Other Assets and Liabilities,
   Net -- (0.4%)                                         (722)
                                                     --------

NET ASSETS:

Portfolio Shares of Class I
  (unlimited authorization -- no
   par value) based on 182,796,916
   outstanding shares of
   beneficial interest                                182,797
  Portfolio Shares of Class A (unlimited
   authorization --  no par value) based
   on 626,566 outstanding shares of
   beneficial interest                                    628
  Accumulated net realized gain on investments              3
                                                     --------
Total Net Assets -- 100.0%                           $183,428
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class I                                     $1.00
                                                     ========
Net Asset Value, Offering and
   Redemption Price Per

   Share -- Class A                                     $1.00
                                                     ========

------------------------------------------------
 *  ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
(+) EFFECTIVE YIELD

                             See Accompanying Notes

                       THIS PAGE LEFT INTENTIONALLY BLANK

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)

                                                                                                                        OHIO
                                                                         GOVERNMENT           MONEY MARKET            MUNICIPAL
                                                                      MONEY MARKET FUND           FUND            MONEY MARKET FUND
                                                                    --------------------     --------------      ------------------

INVESTMENT INCOME:

   Interest                                                               $54,560               $159,531              $ 3,951
                                                                          -------               --------              -------
EXPENSES:

   Investment Advisory fees                                                 2,898                  8,335                  325
   Less: Fees waived by Investment Adviser                                   (828)                (2,384)                (186)
   Administration fees                                                        580                  1,669                   65
   12b-1 fees                                                                 830                  2,389                   93
   Less: 12b-1 fees waiver                                                   (473)                (1,365)                 (53)
   Transfer Agent fees                                                         31                     99                   21
   Custodian fees                                                              79                    203                   14
   Professional fees                                                           29                     72                    9
   Printing and shareholder reports                                            25                     93                    5
   Registration and filing fees                                                17                     49                    2
   Trustees' fees                                                              10                     23                    1
   Miscellaneous                                                               --                     21                    2
   Shareholder servicing fees-- Class A, B and C Shares                       442                  1,389                   28
                                                                          -------               --------              -------
   Total expenses                                                           3,640                 10,593                  326
                                                                          -------               --------              -------
NET INVESTMENT INCOME                                                      50,920                148,938                3,625
                                                                          -------               --------              -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                                       --                      4                   --
                                                                          -------               --------              -------
NET INCREASE IN NET ASSETS

   RESULTING FROM OPERATIONS                                              $50,920               $148,942               $3,625
                                                                          =======               ========              =======


                                                                               PENNSYLVANIA
                                                                                TAX EXEMPT                     TAX EXEMPT
                                                                            MONEY MARKET FUND              MONEY MARKET FUND
                                                                        ----------------------             -----------------

INVESTMENT INCOME:
  Interest                                                                      $3,372                          $14,829
                                                                                -------                          -------
EXPENSES:

   Investment Advisory fees                                                         321                            1,223
   Less: Fees waived by Investment Adviser                                         (201)                            (699)
   Administration fees                                                               56                              245
   12b-1 fees                                                                        81                              350
   Less: 12b-1 fees waiver                                                          (46)                            (200)
   Transfer Agent fees                                                               25                               25
   Custodian fees                                                                    13                               40
   Professional fees                                                                  9                               15
   Printing and shareholder reports                                                   5                               15
   Registration and filing fees                                                       2                               10
   Trustees' fees                                                                     1                                4
   Miscellaneous                                                                      2                                7
   Shareholder servicing fees-- Class A, B and C Shares                              41                              172
                                                                                -------                          -------
   Total expenses                                                                   309                            1,207
                                                                                -------                          -------
NET INVESTMENT INCOME                                                             3,063                           13,622
                                                                                -------                          -------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                                             --                               --
                                                                                -------                          -------
NET INCREASE IN NET ASSETS

   RESULTING FROM OPERATIONS                                                    $ 3,063                          $13,622
                                                                                =======                          =======



STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000
(UNAUDITED)


                                                                                       TREASURY                      TREASURY PLUS
                                                                                  MONEY MARKET FUND               MONEY MARKET FUND
                                                                               --------------------              ------------------
INVESTMENT INCOME:
   Interest                                                                            $13,251                         $6,504
                                                                                       -------                         ------
EXPENSES:

   Investment Advisory fees                                                                662                            301
   Less: Fees waived by Investment Adviser                                                (110)                            --
   Administration fees                                                                     154                             74
   12b-1 fees                                                                              221                            100
   Less: 12b-1 fees waiver                                                                (127)                           (72)
   Transfer Agent fees                                                                      34                             19
   Custodian fees                                                                           27                             17
   Professional fees                                                                        13                              9
   Printing and shareholder reports                                                         15                              7
   Registration and filing fees                                                             10                              4
   Trustees' fees                                                                            3                              2
   Miscellaneous                                                                             9                              1
   Shareholder servicing fees-- Class A, B and C Shares                                     54                              1
                                                                                       -------                         ------
   Total expenses                                                                          965                            463
                                                                                       -------                         ------
NET INVESTMENT INCOME                                                                   12,286                          6,041
                                                                                       -------                         ------
REALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments sold                                                     8                              1
                                                                                       -------                         ------
NET INCREASE IN NET ASSETS

   RESULTING FROM OPERATIONS                                                           $12,294                         $6,042
                                                                                       =======                         ======

                             See Accompanying Notes
                                       37

                                                            FINANCIAL STATEMENTS
                                                                    ARMADA FUNDS

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                        GOVERNMENT
                                                                     MONEY MARKET FUND                     MONEY MARKET FUND
                                                          --------------------------------      ----------------------------------
                                                                 FOR THE          FOR THE               FOR THE         FOR THE
                                                                SIX MONTHS          YEAR               SIX MONTHS         YEAR
                                                                   ENDED            ENDED                 ENDED           ENDED
                                                             NOVEMBER 30, 2000     MAY 31,          NOVEMBER 30, 2000    MAY 31,
                                                                (UNAUDITED)         2000               (UNAUDITED)        2000
                                                          ---------------------------------      ----------------------------------
INVESTMENT ACTIVITIES:

Net investment income                                        $      50,920    $     80,385           $    148,938    $   200,281
Net realized gain on investments sold                                   --              --                      4              2
                                                             --------------   ------------           ------------    -----------
Net increase in net assets resulting from operations                50,920          80,385                148,942        200,283
                                                             --------------   ------------           ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                         (34,102)        (51,826)               (95,051)      (120,489)
   Class A                                                         (16,801)        (28,620)               (53,840)       (79,661)
   Class B                                                              --              --                    (21)           (19)
   Class C                                                              --              --                     --             --
                                                             --------------   ------------           ------------    -----------
Total distributions                                                (50,903)        (80,446)              (148,912)      (200,169)
                                                             --------------   ------------           ------------    -----------
SHARE TRANSACTIONS:

   Class I

   Proceeds from shares issued                                   1,543,984       4,363,306              3,092,209      7,545,167
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                   103,220              --                596,597             --
   Reinvestment of cash distributions                                1,056           2,087                  2,465          6,344
   Cost of shares redeemed                                      (1,388,543)     (4,512,497)            (2,917,668)    (7,343,190)
                                                             --------------   ------------           ------------    -----------
     Net Class I share transactions                                259,717        (147,104)               773,603        208,321
                                                             --------------   ------------           ------------    -----------
   Class A

   Proceeds from shares issued                                     650,846       1,208,638              2,675,566      5,325,371
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                       903              --                 17,191             --
   Reinvestment of cash distributions                                2,712           4,994                 30,042         46,786
   Cost of shares redeemed                                        (559,768)     (1,257,022)            (2,590,055)    (5,015,185)
                                                             --------------   ------------           ------------    -----------
     Net Class A share transactions                                 94,693         (43,390)               132,744        356,972
                                                             --------------   ------------           ------------    -----------
   Class B

   Proceeds from shares issued                                          --              --                  1,031          2,987
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                        --              --                    262             --
   Reinvestment of cash distributions                                   --              --                     18             17
   Cost of shares redeemed                                              --              --                   (945)        (2,781)
                                                             --------------   ------------           ------------    -----------
     Net Class B share transactions                                     --              --                    366            223
                                                             --------------   ------------           ------------    -----------
   Class C

   Proceeds from shares issued                                          --              --                     --             --
   Reinvestment of cash distributions                                   --              --                     --             --
   Cost of shares redeemed                                              --              --                     --             --
                                                             --------------   ------------           ------------    -----------
     Net Class C share transactions                                     --              --                     --             --
                                                             --------------   ------------           ------------    -----------
Increase/(decrease) in net assets from share transactions          354,410        (190,494)               906,713        565,516
                                                             --------------   ------------           ------------    -----------
Total increase/(decrease) in net assets                            354,427        (190,555)               906,743        565,630
                                                             --------------   ------------           ------------    -----------
NET ASSETS:

Beginning of period                                              1,469,519       1,660,074              4,060,140      3,494,510
                                                             --------------   ------------           ------------    -----------
End of period                                                $   1,823,946    $  1,469,519           $  4,966,883    $ 4,060,140
                                                             ==============   ============           ============    ===========



                                                          See Accompanying Notes


                                                                                                                PENNSYLVANIA
                                                                                   OHIO MUNICIPAL                TAX EXEMPT
                                                                                 MONEY MARKET FUND            MONEY MARKET FUND
                                                                         ----------------------------   ----------------------------
                                                                               FOR THE        FOR THE       FOR THE        FOR THE
                                                                             SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                                                                ENDED          ENDED         ENDED          ENDED
                                                                         NOVEMBER 30, 2000   MAY 31,  NOVEMBER 30, 2000   MAY 31,
                                                                             (UNAUDITED)       2000       (UNAUDITED)       2000
                                                                         --------------- -------------  ----------------------------
INVESTMENT ACTIVITIES:

Net investment income                                                      $   3,625     $    5,126      $  3,063      $   4,252
Net realized gain on investments sold                                             --             --           --              --
                                                                           ---------     ----------      --------      ---------
Net increase in net assets resulting from operations                           3,625          5,126         3,063          4,252
                                                                           ---------     ----------      --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                                    (2,909)        (4,220)       (2,066)        (2,656)
   Class A                                                                      (715)          (887)       (1,021)        (1,612)
   Class B                                                                        --             --            --             --
   Class C                                                                        --             --            --             --
                                                                           ---------     ----------      --------      ---------
Total distributions                                                           (3,624)        (5,107)       (3,087)        (4,268)
                                                                           ---------     ----------      --------      ---------
SHARE TRANSACTIONS:

   Class I

   Proceeds from shares issued                                               136,670        328,514        93,241        150,196
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                                  --             --            --             --
   Reinvestment of cash distributions                                            102            272           --              --
   Cost of shares redeemed                                                  (109,222)     ( 298,669)      (72,604)      (133,109)
                                                                           ---------     ----------      --------      ---------
     Net Class I share transactions                                           27,550         30,117        20,637         17,087
   Class A

   Proceeds from shares issued                                                56,069        103,902        78,615        190,270
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                                  --             --            --             --
   Reinvestment of cash distributions                                            711            904           551            969
   Cost of shares redeemed                                                   (45,467)       (86,370)      (80,244)      (187,106)
                                                                           ---------     ----------      --------      ---------
     Net Class A share transactions                                           11,313         18,436        (1,078)         4,133
                                                                           ---------     ----------      --------      ---------
   Class B

   Proceeds from shares issued                                                    --             --            --             --
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                                  --             --            --             --
   Reinvestment of cash distributions                                             --             --            --             --
   Cost of shares redeemed                                                        --             --            --             --
                                                                           ---------     ----------      --------      ---------
     Net Class B share transactions                                               --             --            --             --
                                                                           ---------     ----------      --------      ---------
   Class C

   Proceeds from shares issued                                                    --             --            --             --
   Reinvestment of cash distributions                                             --             --            --             --
   Cost of shares redeemed                                                        --             --            --             --
                                                                           ---------     ----------      --------      ---------
     Net Class C share transactions                                               --             --            --             --
                                                                           ---------     ----------      --------      ---------
Increase/(decrease) in net assets from share transactions                     38,863         48,553        19,559         21,220
                                                                           ---------     ----------      --------      ---------
Total increase/(decrease) in net assets                                       38,864         48,572        19,535         21,204
                                                                           ---------     ----------      --------      ---------
NET ASSETS:

Beginning of period                                                          158,933        110,361       152,240        131,036
                                                                           ---------     ----------      --------      ---------
End of period                                                              $ 197,797     $  158,933      $171,775      $ 152,240
                                                                           =========     ==========      ========      =========



                                                                         TAX EXEMPT                    TREASURY
                                                                      MONEY MARKET FUND            MONEY MARKET FUND
                                                           -----------------------------------------------------------
                                                                 FOR THE        FOR THE       FOR THE        FOR THE
                                                                SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                                                  ENDED          ENDED         ENDED          ENDED
                                                            NOVEMBER 30, 2000    MAY 31,  NOVEMBER 30, 2000   MAY 31,
                                                                 (UNAUDITED)      2000       (UNAUDITED)       2000
                                                           -----------------------------------------------------------
INVESTMENT ACTIVITIES:

Net investment income                                           $   13,622    $   19,017       $  12,286    $  19,758
Net realized gain on investments sold                                  --             --               8            37
                                                                ----------    ----------       ---------    ----------
Net increase in net assets resulting from operations                13,622        19,017          12,294        19,795
                                                                ----------    ----------       ---------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                          (9,224)      (12,465)        (10,464)      (16,557)
   Class A                                                          (4,358)       (6,486)         (1,867)       (3,281)
   Class B                                                             --             --             --             --
   Class C                                                             --             --             --             --
                                                                ----------    ----------       ---------    ----------
Total distributions                                                (13,582)      (18,951)        (12,331)      (19,838)
                                                                ----------    ----------       ---------    ----------
SHARE TRANSACTIONS:

   Class I

   Proceeds from shares issued                                     440,957       902,935         493,035     1,509,998
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                    93,005            --             --             --
   Reinvestment of cash distributions                                  153           290              19            79
   Cost of shares redeemed                                        (372,760)   (1,010,338)       (562,945)   (1,446,965)
                                                                ----------    ----------       ---------    ----------
     Net Class I share transactions                                161,355      (107,113)        (69,891)       63,112
                                                                ----------    ----------       ---------    ----------
   Class A

   Proceeds from shares issued                                     530,465       708,282         229,309       834,520
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                       361            --             --             --
   Reinvestment of cash distributions                                3,544         5,987             480           477
   Cost of shares redeemed                                        (499,667)     (685,116)       (256,250)     (838,296)
                                                                ----------    ----------       ---------    ----------
     Net Class A share transactions                                 34,703        29,153         (26,461)       (3,299)
                                                                ----------    ----------       ---------    ----------
   Class B

   Proceeds from shares issued                                          --            --              --            --
   Proceeds from shares issued
    in connection with Parkstone merger (Note 8)                        --            --              --            --
   Reinvestment of cash distributions                                   --            --              --            --
   Cost of shares redeemed                                              --            --              --            --
                                                                ----------    ----------       ---------    ----------
     Net Class B share transactions                                     --            --             --             --
                                                                ----------    ----------       ---------    ----------
   Class C

   Proceeds from shares issued                                         --             --             --             --
   Reinvestment of cash distributions                                  --             --              --            --
   Cost of shares redeemed                                             --             --             --             --
                                                                ----------    ----------       ---------    ----------
     Net Class C share transactions                                     --            --             --             --
                                                                ----------    ----------       ---------    ----------
Increase/(decrease) in net assets from share transactions          196,058       (77,960)        (96,352)       59,813
                                                                ----------    ----------       ---------    ----------
Total increase/(decrease) in net assets                            196,098       (77,894)        (96,389)       59,770
                                                                ----------    ----------       ---------    ----------
NET ASSETS:

Beginning of period                                                546,753       624,647         488,882       429,112
                                                                ----------    ----------       ---------    ----------
End of period                                                   $  742,851    $  546,753       $ 392,493    $  488,882
                                                                ==========    ==========       =========    ==========


                                                          See Accompanying Notes

                                                           FINANCIAL STATEMENTS
                                                                   ARMADA FUNDS

FINANCIAL STATEMENTS
ARMADA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                   TREASURY PLUS MONEY MARKET FUND
                                                                          --------------------------------------------
                                                                                   FOR THE                   FOR THE
                                                                               SIX MONTHS ENDED            YEAR ENDED
                                                                               NOVEMBER 30, 2000             MAY 31,
                                                                                  (UNAUDITED)                 2000
                                                                          --------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                              $   6,041                 $ 12,230
Net realized gain on investments sold                                                      1                        2
                                                                                   ---------                 --------
Net increase in net assets resulting from operations                                   6,042                   12,232
                                                                                   ---------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class I                                                                            (6,008)                 (11,930)
   Class A                                                                               (36)                    (298)
                                                                                   ---------                 --------
Total distributions                                                                   (6,044)                 (12,228)
                                                                                   ---------                 --------
SHARE TRANSACTIONS:

   Class I

   Proceeds from shares issued                                                       455,007                  875,864
   Reinvestment of cash distributions                                                      4                       30
   Cost of shares redeemed                                                          (499,654)                (917,995)
                                                                                   ---------                 --------
     Net Class I share transactions                                                  (44,643)                 (42,101)
                                                                                   ---------                 --------
   Class A

   Proceeds from shares issued                                                             1                   65,615
   Reinvestment of cash distributions                                                     35                      154
   Cost of shares redeemed                                                            (1,245)                 (73,085)
                                                                                   ---------                 --------
     Net Class A share transactions                                                   (1,209)                  (7,316)
                                                                                   ---------                 --------
Decrease in net assets from share transactions                                       (45,852)                 (49,417)
                                                                                   ---------                 --------
Total decrease in net assets                                                         (45,854)                 (49,413)
                                                                                   ---------                 --------
NET ASSETS:

Beginning of period                                                                  229,282                  278,695
                                                                                   ---------                 --------
End of period                                                                      $ 183,428                 $229,282
                                                                                   =========                 ========

                                                          See Accompanying Notes

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  FUND ORGANIZATION

   Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is comprised of 30 funds each of which is authorized to issue various classes of shares. See the Fund's prospectus for additional information. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees and investment minimums. Class A shares are sold subject to a front-end sales charge and Class B and Class C shares are sold with a contingent deferred sales charge, both of which may be reduced or waived under certain circumstances.

   The Trust currently has five Series that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"): EQUITY SERIES Core Equity Fund, Equity Growth Fund, Equity Income Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, and Tax Managed Equity Fund;

ALLOCATION SERIES

Balanced Allocation Fund;

FIXED INCOME SERIES

Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund (formerly Enhanced Income Fund), Real Return Advantage Fund, Strategic Income Bond Fund, Total Return Advantage Fund and U.S. Government Income Fund; TAX FREE BOND SERIES Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;

MONEY MARKET SERIES

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

   As of the date of this Semi-Annual Report, the Real Return Advantage Fund and Strategic Income Bond Fund had not commenced operations.

   The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The following is a summary of significant accounting policies followed by the Funds.
   SECURITY VALUATION:
We generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Original issue discounts and market premiums are amortized to interest income over the lives of the respective securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from the net investment income are declared daily and paid no later than five business days after the end of the month. Any net realized capital gains will be distributed at least annually for all the Funds.

   FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

   The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

   REPURCHASE AGREEMENTS: Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than 102% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY
TRANSACTIONS

   Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may from time to time waive its fees payable by the Funds. At November 30, 2000, advisory fees accrued and unpaid amounted to:

                                            ANNUAL
                                             RATE       (000)
                                           --------    -------
Government Money Market Fund............     0.35%      $394
Money Market Fund.......................     0.35%       988
Ohio Municipal Money Market Fund........     0.35%        25
Pennsylvania Tax Exempt Money
   Market Fund..........................     0.40%        21
Tax Exempt Money Market Fund............     0.35%        85
Treasury Money Market Fund..............     0.30%        84
Treasury Plus Money Market Fund.........     0.30%        47

   The Trust maintains Shareholder Services Plans (the "Services Plan") with respect to the Class A, Class B and Class C shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, or C shares in consideration for payment, listed in the table below, on an annual basis of the net asset value of the Class A, B, or C shares.

                                  ANNUAL    ANNUAL    ANNUAL
                                   RATE      RATE      RATE
                                 CLASS A   CLASS B    CLASS C
                                 -------   -------    -------
Government Money
   Market Fund................    0.25%       N/A        N/A
Money Market Fund.............    0.25%      0.25%      0.25%
Ohio Municipal Money
   Market Fund................    0.15%       N/A        N/A
Pennsylvania Tax Exempt
   Money Market Fund..........    0.15%       N/A        N/A
Tax Exempt
   Money Market Fund..........    0.15%       N/A        N/A
Treasury Money
   Market Fund................    0.25%       N/A        N/A
Treasury Plus
   Money Market Fund..........    0.25%       N/A        N/A

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

   National City Bank serves as the Fund's Custodian.

   The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed .10% per annum of the average net assets of the Funds' Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B Shares and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to .75% per annum of the average net assets of the Funds' Class B and Class C Shares.

   Each Trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $5,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund. No person who is an officer, director, trustee, or employee of IMC, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

   Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

   Expenses paid by the Money Market Funds for the six months ended November 30, 2000, include legal fees of $175,885 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

    The Trust, SEI Investments Mutual Funds Services ("SIMFS") and National City Bank ("NCB") are parties to a Co-Administration Agreement effective as of August 1, 2000 under which SIMFS and NCB provide administrative services in exchange for fees at the following annual rates based on the average daily net assets of all of the Trust's Funds:

                                         PORTION      PORTION
COMBINED AVERAGE         AGGREGATE      ALLOCATED    ALLOCATED
DAILY NET ASSETS       ANNUAL RATE      TO SIMFS      TO NCB
--------------------   -----------     ---------     ----------
Up to $16 billion         0.070%         0.050%       0.020%
From $16 billion to
    $20 billion           0.070%         0.040%       0.030%
Over $20 billion          0.065%         0.035%       0.030%

4.  INVESTMENTS

   As of May 31, 2000, the following funds have capital loss carryforwards:

                                      AMOUNT       EXPIRATION
                                       (000)          DATE
                                   ----------     -------------
 Government Money
   Market Fund.................        $ 2           2002-06
 Money Market Fund.............          9           2003-07
 Pennsylvania Tax Exempt
   Money Market Fund...........         13           2004-07
 Tax Exempt Money
   Market Fund.................         26           2006-07

5.  MARKET AND CREDIT RISK

   Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

   The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.

6. LINE OF CREDIT

   The Armada Funds may borrow from a $160 million joint line of credit. In aggregate the Armada Funds can borrow up to $80 million of the total line of credit. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 2.000%. No fund had any borrowings during the six month period ending November 30, 2000.

7. CALIFORNIA UTILITIES

   On January 4, 2001, Standard & Poor's and Moody's credit rating agencies lowered their commercial paper ratings from A-1/P-1 to A-3/P-3 for Pacific Gas & Electric and Southern California Edison. The Adviser, in anticipation of the downgrades, eliminated the risk associated with these securities. The losses generated by selling the securities in the Armada Money Market Fund totaled $8,303,897 and did not affect the $1.00 net asset value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. PARKSTONE MERGER

   The Board of Trustees and shareholders of The Parkstone Group of Funds approved a reorganization of certain Parkstone Funds ("Reorganizing Funds") into similarly-managed Armada Funds. The Reorganization also provided for five Parkstone Funds ("Continuing Funds") to be merged into newly-established Armada investment portfolios. The tax-free reorganization of the reorganizing funds took place at the close of business on June 9, 2000. Similarly, the reorganization of the Continuing Funds took place on June 10, 2000, except that the reorganization of the Parkstone Treasury Fund into the Armada Treasury Plus Money Market Fund occurred on June 16, 2000.


PARKSTONE REORGANIZING FUNDS                                     EXISTING ARMADA FUNDS

-------------------------------------------------------------------------------------------
U.S. Government Obligations                                      Government Money Market1
Prime Obligations                                                Money Market1
Tax-Free                                                         Tax Exempt Money Market1
PARKSTONE CONTINUING FUND                                        NEW ARMADA FUND
---------------------------------------------------------------------------------------------
Treasury1                                                        Treasury Plus Money Market
---------------------------------------------------------------------------------------------
1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE
FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION FUNDS.

   Under the Agreement and Plan of Reorganization the Parkstone Institutional Shares were exchanged for Armada I Shares, Parkstone Investor A Shares were exchanged for Armada A Shares and Parkstone Investor B Shares were exchanged for Armada B Shares.

   The net assets before and after the reorganization and shares issued and redeemed by the corresponding Armada Funds were as follows:


                                                                                             EXISTING                  PARKSTONE
EXISTING                           COMBINED NET ASSETS       PRIOR NET ASSETS           ARMADA FUND'S        REORGANIZING FUND'S
ARMADA FUNDS                        AS OF JUNE 9, 2000     AS OF JUNE 9, 2000           SHARES ISSUED            SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market                 $1,602,629,626         $1,498,506,371              104,089,889               104,089,889
Money Market                             5,008,943,683          4,394,894,078              614,038,196               614,038,196
Tax Exempt Money Market                    628,784,360            535,418,763               93,358,177                93,358,177

                                                                                                  NEW                  PARKSTONE
NEW                                COMBINED NET ASSETS       PRIOR NET ASSETS           ARMADA FUND'S          CONTINUING FUND'S
ARMADA FUND                        AS OF JUNE 16, 2000    AS OF JUNE 16, 2000           SHARES ISSUED            SHARES REDEEMED
------------------------------------------------------------------------------------------------------------------------------------

Treasury Plus Money Market                 233,032,281                    N/A              233,026,341               233,026,341
------------------------------------------------------------------------------------------------------------------------------------
   Included in the net assets from the Parkstone Funds were the following components:


                                                       UNDISTRIBUTED         ACCUMULATED        NET UNREALIZED
                                       PAID IN        NET INVESTMENT            REALIZED         APPRECIATION/
PARKSTONE FUNDS                         CAPITAL         INCOME (LOSS)        GAIN (LOSS)          DEPRECIATION         NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government
   Obligations                     $104,125,202             $ --              $(1,947)                $--            $104,123,255
Prime Obligations                   614,043,384               --                6,221                  --             614,049,605
Tax-Free                             93,362,642               --                2,955                  --              93,365,597
Treasury                            233,025,351            1,003                5,927                  --             233,032,281
------------------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES

ROBERT D. NEARY

CHAIRMAN

Retired Co-Chairman, Ernst & Young
Director:
     Cold Metal Products, Inc.
     Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.


 ROBERT J. FARLING
 Retired Chairman, President and Chief
 Executive Officer, Centerior Energy

RICHARD W. FURST
Garvice D. Kincaid Professor of
     Finance and Dean, Gatton College
     of Business and Economics,
     University of Kentucky
Director:
     Foam Design, Inc.
     The Seed Corporation
     Office Suites Plus, Inc.
     ihigh.com, Inc.


GERALD L. GHERLEIN
 Retired Executive Vice President and
 General Counsel, Eaton Corporation


J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company

The Armada Trustees also serve as the Trustees of The Armada
Advantage Fund.

[Armada Logo omitted]